Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 11.9%
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/2021	1,650	1,650
American Express Credit Account Master Trust,
Series 2017-4, Class A, 1.64%, 12/15/2021	3,500	3,494
Series 2018-1, Class A, 2.67%, 10/17/2022	2,250	2,252
Anchorage Capital CLO 7 Ltd., (Cayman Islands), Series 2015-7A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 3.75%, 10/15/2027 (e) (aa)	577	574
Anchorage Capital CLO 8 Ltd., (Cayman Islands), Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 3.76%, 07/28/2028 (e) (aa)	1,850	1,837
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/2026 (e)	1,480	1,473
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.51%, 11/17/2027 (e) (aa)	595	591
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.59%, 04/22/2027 (e) (aa)	1,000	991
BA Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023	2,010	1,990
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)	3,000	3,005
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 3.69%, 11/20/2028 (e) (aa)	2,100	2,090
BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, 12/27/2022	585	578
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Class A3, 1.34%, 04/15/2022	1,830	1,825
Series 2016-A4, Class A4, 1.33%, 06/15/2022	1,500	1,493
Series 2016-A6, Class A6, 1.82%, 09/15/2022	2,542	2,529
CarMax Auto Owner Trust,
Series 2017-1, Class A3, 1.98%, 11/15/2021	445	443
Series 2017-2, Class A3, 1.93%, 03/15/2022	728	724
Series 2017-3, Class A3, 1.97%, 04/15/2022	1,381	1,372
Series 2018-3, Class A2A, 2.88%, 10/15/2021	3,107	3,111
Series 2019-1, Class A2A, 3.02%, 07/15/2022	1,760	1,765
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 4.00%, 10/17/2029 (e) (aa)	1,140	1,138
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)	1,961	1,955
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	1,500	1,504
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,800	1,784

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6, 2.15%, 07/15/2021	2,000	1,997
Series 2016-A1, Class A1, 1.75%, 11/19/2021	2,000	1,989
Series 2017-A8, Class A8, 1.86%, 08/08/2022	1,185	1,174
Series 2017-A9, Class A9, 1.80%, 09/20/2021	2,065	2,057
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/2022	840	841
Discover Card Execution Note Trust,
Series 2014-A4, Class A4, 2.12%, 12/15/2021	720	719
Series 2016-A4, Class A4, 1.39%, 03/15/2022	2,335	2,321
Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 09/15/2021	2,594	2,597
Ford Credit Auto Owner Trust,
Series 2016-C, Class A3, 1.22%, 03/15/2021	800	795
Series 2017-B, Class A3, 1.69%, 11/15/2021	2,270	2,254
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	5,206	5,174
Series 2016-3, Class A1, 1.55%, 07/15/2021	2,585	2,576
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.88%, 10/15/2023 (aa)	3,000	3,000
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 04/20/2021	1,750	1,752
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, (ICE LIBOR USD 1 Month + 0.85%), 3.33%, 05/17/2021 (e) (aa)	3,400	3,403
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.88%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.92%, 02/25/2036 (aa)	2,295	2,299
Honda Auto Receivables Owner Trust, Series 2018-4, Class A2, 2.98%, 05/17/2021	1,405	1,407
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	1,009	1,016
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021	1,500	1,503
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)	1,628	1,621
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	1,581	1,574
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	2,643	2,649
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	2,693	2,708
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.95%, 10/18/2030 (e) (aa)	1,900	1,885
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.75%, 10/15/2021	1,715	1,701
Series 2019-A, Class A2A, 2.82%, 01/18/2022	2,000	2,003
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/2021 (e)	1,545	1,540
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e) (bb)	1,500	1,500
OZLM VIII Ltd., (Cayman Islands), Series 2014-8A, Class A1RR, (ICE LIBOR USD 3 Month + 1.17%), 3.63%, 10/17/2029 (e) (aa)	1,180	1,175
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 3.80%, 04/30/2027 (e) (aa)	250	248

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 3.32%, 01/20/2027 (e) (aa)	2,000	1,994
PFS Financing Corp., Series 2018-C, Class A, (ICE LIBOR USD 1 Month + 0.48%), 2.96%, 04/15/2022 (e) (aa)	1,430	1,430
Santander Drive Auto Receivables Trust, Series 2018-5, Class A3, 3.19%, 03/15/2022	430	432
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	1,421	1,425
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.78%, 02/15/2025 (aa)	2,262	2,260
SLM Private Education Loan Trust, Series 2011-C, Class A2A, (ICE LIBOR USD 1 Month + 3.25%), 5.74%, 10/17/2044 (e) (aa)	865	874
SLM Student Loan Trust, Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 3.08%, 12/15/2027 (e) (aa)	2,420	2,421
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	2,749	2,730
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,792	1,794
Series 2018-A, Class A1, (ICE LIBOR USD 1 Month + 0.35%), 2.83%, 03/16/2026 (e) (aa)	1,562	1,560
Series 2018-B, Class A1, (ICE LIBOR USD 1 Month + 0.32%), 2.80%, 12/16/2024 (e) (aa)	1,138	1,137
Series 2018-C, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 2.78%, 09/15/2025 (e) (aa)	2,046	2,046
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	951	955
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	1,792	1,785
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/2021	475	470
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A2A, 2.83%, 10/15/2021	1,690	1,693
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 4.01%, 10/15/2029 (e) (aa)	2,100	2,086
Volkswagen Auto Loan Enhanced Trust, Series 2018-2, Class A2A, 3.05%, 08/20/2021	3,000	3,009
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/2026 (e)	1,055	1,049
World Omni Auto Receivables Trust, Series 2016-A, Class A4, 1.95%, 05/16/2022	1,700	1,687

Total Asset-Backed Securities (Cost $130,481)		130,683

Certificates of Deposit — 0.6%
Financial — 0.6%
Banks — 0.6%
Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 3 Month + 0.33%), 2.96%, 05/29/2019 (aa)	1,000	1,001
Credit Suisse AG, 2.81%, 03/09/2020	4,000	4,005
Nordea Bank Abp, (Sweden), (ICE LIBOR USD 3 Month + 0.30%), 2.90%, 06/05/2020 (aa)	2,000	2,003

Total Financial		7,009

Total Certificates of Deposit (Cost $7,000)		7,009

Collateralized Mortgage Obligations — 0.9%
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 3.68%, 03/15/2034 (e) (aa)	300	300

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
FNMA REMICS, Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.86%, 12/25/2048 (aa)	2,694	2,682
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 3.16%, 12/20/2064 (aa)	2,192	2,194
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.86%, 08/20/2065 (aa)	2,931	2,920
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 3.47%, 12/22/2069 (e) (aa)	1,500	1,506

Total Collateralized Mortgage Obligations (Cost $9,616)		9,602

Commercial Mortgage-Backed Securities — 3.8%
AREIT Trust, Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.46%, 11/14/2035 (e) (aa)	2,496	2,484
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/2032 (e) (z)	1,500	1,517
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.23%, 11/15/2035 (e) (aa)	2,780	2,773
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/2048	1,028	1,024
COMM Mortgage Trust,
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	2,450	2,445
Series 2015-CR27, Class A2, 2.22%, 10/10/2048	1,160	1,150
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	2,490	2,485
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.39%, 11/21/2035 (e) (aa)	1,144	1,141
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class A, 2.93%, 06/05/2031 (e)	1,576	1,575
GS Mortgage Securities Trust,
Series 2011-GC5, Class A3, 3.82%, 08/10/2044	1,855	1,867
Series 2013-GC14, Class A3, 3.53%, 08/10/2046	2,177	2,191
Series 2014-GC24, Class A2, 3.10%, 09/10/2047	1,000	999
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/2032 (e)	2,000	2,019
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	883	901
Series 2014-C18, Class A2, 3.19%, 10/15/2047	1,261	1,260
Series 2014-C19, Class A2, 3.10%, 12/15/2047	3,065	3,066
Series 2015-C23, Class A2, 2.98%, 07/15/2050	1,715	1,712
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,519
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045	1,051	1,056
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 3.40%, 10/15/2035 (e) (aa)	2,200	2,195
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	1,777	1,770
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	1,500	1,499
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	1,160	1,156
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB, 2.84%, 03/15/2048	1,642	1,641

Total Commercial Mortgage-Backed Securities (Cost $41,437)		41,445

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 43.2%
Basic Materials — 0.7%
Chemicals — 0.7%
Air Liquide Finance SA, (France), 1.38%, 09/27/2019 (e)	4,350	4,317
DowDuPont, Inc., (ICE LIBOR USD 3 Month + 0.71%), 3.39%, 11/15/2020 (aa)	1,500	1,510
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	204
Sherwin-Williams Co. (The), 2.25%, 05/15/2020	1,910	1,899

		7,930

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	208

Total Basic Materials		8,138

Communications — 3.6%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Internet — 0.3%
eBay, Inc., (ICE LIBOR USD 3 Month + 0.48%), 3.22%, 08/01/2019 (aa)	3,400	3,403

Media — 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	1,300	1,309
Comcast Corp., (ICE LIBOR USD 3 Month + 0.44%), 3.03%, 10/01/2021 (aa)	4,100	4,105
Discovery Communications LLC,
2.20%, 09/20/2019	200	199
(ICE LIBOR USD 3 Month + 0.71%), 3.34%, 09/20/2019 (aa)	700	701
5.05%, 06/01/2020	1,500	1,534
NBCUniversal Enterprise, Inc.,
1.97%, 04/15/2019 (e)	3,081	3,080
(ICE LIBOR USD 3 Month + 0.40%), 2.99%, 04/01/2021 (e) (aa)	1,000	1,001
Time Warner Cable LLC, 8.25%, 04/01/2019	2,000	2,000

		13,929

Telecommunications — 2.0%
America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	2,500	2,549
AT&T, Inc.,
2.45%, 06/30/2020	1,060	1,056
(ICE LIBOR USD 3 Month + 0.75%), 3.38%, 06/01/2021 (aa)	1,810	1,818
(ICE LIBOR USD 3 Month + 0.93%), 3.53%, 06/30/2020 (aa)	1,733	1,745
Deutsche Telekom International Finance BV, (Netherlands), 2.23%, 01/17/2020 (e)	750	746
Ooredoo International Finance Ltd., (Bermuda), Reg. S, 7.88%, 06/10/2019	1,250	1,261
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	296	296
Telefonica Emisiones SA, (Spain), 5.88%, 07/15/2019	3,400	3,428
Verizon Communications, Inc.,
(ICE LIBOR USD 3 Month + 0.37%), 3.05%, 08/15/2019 (aa)	200	200
(ICE LIBOR USD 3 Month + 0.55%), 3.21%, 05/22/2020 (aa)	2,790	2,801
3.45%, 03/15/2021	2,000	2,032
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.77%, 01/16/2024 (aa)	3,800	3,774

		21,706

Total Communications		39,053

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 5.6%
Airlines — 0.0% (g)
Delta Air Lines, Inc., 2.88%, 03/13/2020	200	199
Southwest Airlines Co., 2.75%, 11/06/2019	150	150

		349

Auto Manufacturers — 5.0%
American Honda Finance Corp.,
2.45%, 09/24/2020	550	548
(ICE LIBOR USD 3 Month + 0.15%), 2.84%, 11/13/2019 (aa)	2,750	2,753
(ICE LIBOR USD 3 Month + 0.35%), 3.08%, 11/05/2021 (aa)	300	299
BMW US Capital LLC,
1.50%, 04/11/2019 (e)	3,000	2,999
(ICE LIBOR USD 3 Month + 0.50%), 3.19%, 08/13/2021 (e) (aa)	3,400	3,393
(ICE LIBOR USD 3 Month + 0.41%), 3.21%, 04/12/2021 (e) (aa)	100	100
3.25%, 08/14/2020 (e)	200	201
Daimler Finance North America LLC,
1.50%, 07/05/2019 (e)	700	698
2.70%, 08/03/2020 (e)	800	797
3.10%, 05/04/2020 (e)	1,105	1,107
(ICE LIBOR USD 3 Month + 0.45%), 3.11%, 02/22/2021 (e) (aa)	700	698
(ICE LIBOR USD 3 Month + 0.39%), 3.13%, 05/04/2020 (e) (aa)	3,400	3,397
(ICE LIBOR USD 3 Month + 0.63%), 3.43%, 01/06/2020 (e) (aa)	5,735	5,741
Ford Motor Credit Co. LLC,
2.02%, 05/03/2019	1,000	999
2.34%, 11/02/2020	600	587
2.43%, 06/12/2020	200	197
2.60%, 11/04/2019	2,800	2,792
(ICE LIBOR USD 3 Month + 0.43%), 3.17%, 11/02/2020 (aa)	1,000	977
(ICE LIBOR USD 3 Month + 1.00%), 3.80%, 01/09/2020 (aa)	1,500	1,500
(ICE LIBOR USD 3 Month + 1.27%), 3.87%, 03/28/2022 (aa)	300	290
General Motors Financial Co., Inc.,
2.40%, 05/09/2019	1,200	1,199
2.45%, 11/06/2020	500	495
(ICE LIBOR USD 3 Month + 0.54%), 3.27%, 11/06/2020 (aa)	500	495
3.50%, 07/10/2019	2,900	2,906
(ICE LIBOR USD 3 Month + 0.85%), 3.65%, 04/09/2021 (aa)	1,000	992
(ICE LIBOR USD 3 Month + 0.93%), 3.73%, 04/13/2020 (aa)	1,000	1,001
(ICE LIBOR USD 3 Month + 1.10%), 3.84%, 11/06/2021 (aa)	730	725
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,487
Hyundai Capital America,
2.60%, 03/19/2020 (e)	800	796
(ICE LIBOR USD 3 Month + 0.80%), 3.61%, 04/03/2020 (e) (aa)	100	100
(ICE LIBOR USD 3 Month + 1.00%), 3.61%, 09/18/2020 (e) (aa)	100	100

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Hyundai Capital America, Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 3.42%, 03/12/2021 (aa)	2,200	2,192
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 3.13%, 03/15/2021 (e) (aa)	200	198
(ICE LIBOR USD 3 Month + 0.69%), 3.29%, 09/28/2022 (e) (aa)	1,800	1,760
(ICE LIBOR USD 3 Month + 0.65%), 3.45%, 07/13/2022 (e) (aa)	1,500	1,465
(ICE LIBOR USD 3 Month + 0.89%), 3.69%, 01/13/2022 (e) (aa)	40	40
Nissan Motor Acceptance Corp., Reg. S, (ICE LIBOR USD 3 Month + 0.39%), 2.99%, 09/28/2020 (aa)	800	795
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.14%), 2.83%, 11/14/2019 (aa)	3,000	3,003
(ICE LIBOR USD 3 Month + 0.10%), 2.88%, 01/10/2020 (aa)	1,200	1,200
(ICE LIBOR USD 3 Month + 0.28%), 3.08%, 04/13/2021 (aa)	500	500
(ICE LIBOR USD 3 Month + 0.44%), 3.22%, 10/18/2019 (aa)	1,450	1,453
Volkswagen Group of America Finance LLC,
2.13%, 05/23/2019 (e)	200	200
2.40%, 05/22/2020 (e)	2,000	1,986

		55,161

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	650	650

Retail — 0.5%
McDonald’s Corp., (ICE LIBOR USD 3 Month + 0.43%), 3.19%, 10/28/2021 (aa)	1,000	1,000
Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	3,950	3,947

		4,947

Total Consumer Cyclical		61,107

Consumer Non-cyclical — 8.1%
Agriculture — 0.8%
BAT Capital Corp.,
2.30%, 08/14/2020	3,720	3,681
(ICE LIBOR USD 3 Month + 0.88%), 3.56%, 08/15/2022 (aa)	3,200	3,189
Imperial Brands Finance plc, (United Kingdom), 2.95%, 07/21/2020 (e)	1,000	997
Reynolds American, Inc.,
4.00%, 06/12/2022	300	307
8.13%, 06/23/2019	200	202

		8,376

Biotechnology — 0.7%
Amgen, Inc.,
1.90%, 05/10/2019	1,500	1,499
(ICE LIBOR USD 3 Month + 0.45%), 3.15%, 05/11/2020 (aa)	950	953
Gilead Sciences, Inc.,
1.85%, 09/20/2019	4,000	3,985
2.55%, 09/01/2020	1,000	999

		7,436

Commercial Services — 1.5%
Central Nippon Expressway Co. Ltd., (Japan), Reg. S,
2.36%, 05/28/2021	10,000	9,870
2.38%, 09/17/2020	500	496
(ICE LIBOR USD 3 Month + 0.56%), 3.30%, 11/02/2021 (aa)	3,600	3,593
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.55%, 08/15/2021 (aa)	2,800	2,783

		16,742

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Food — 0.9%
General Mills, Inc., (ICE LIBOR USD 3 Month + 0.54%), 3.32%, 04/16/2021 (aa)	1,840	1,837
Mondelez International Holdings Netherlands BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.61%), 3.37%, 10/28/2019 (e) (aa)	1,500	1,503
Tyson Foods, Inc.,
(ICE LIBOR USD 3 Month + 0.45%), 3.09%, 08/21/2020 (aa)	150	150
(ICE LIBOR USD 3 Month + 0.55%), 3.17%, 06/02/2020 (aa)	500	499
Wm Wrigley Jr Co.,
2.90%, 10/21/2019 (e)	5,000	4,993
3.38%, 10/21/2020 (e)	500	505

		9,487

Healthcare - Services — 0.4%
Dignity Health, 2.64%, 11/01/2019	3,000	2,999
HCA, Inc., 6.50%, 02/15/2020	2,000	2,058

		5,057

Pharmaceuticals — 3.8%
AbbVie, Inc., 2.50%, 05/14/2020	6,090	6,072
Allergan Funding SCS, (Luxembourg), 3.00%, 03/12/2020	5,480	5,477
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 0.63%), 3.23%, 06/25/2021 (e) (aa)	1,150	1,140
(ICE LIBOR USD 3 Month + 1.01%), 3.62%, 12/15/2023 (e) (aa)	3,400	3,350
Cigna Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 2.96%, 03/17/2020 (e) (aa)	2,000	1,998
3.20%, 09/17/2020 (e)	555	558
CVS Health Corp.,
2.80%, 07/20/2020	1,000	999
3.13%, 03/09/2020	3,400	3,409
(ICE LIBOR USD 3 Month + 0.63%), 3.23%, 03/09/2020 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 0.72%), 3.32%, 03/09/2021 (aa)	3,580	3,589
GlaxoSmithKline Capital plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.35%), 3.04%, 05/14/2021 (aa)	750	752
Mylan NV, (Netherlands), 2.50%, 06/07/2019	3,400	3,397
Shire Acquisitions Investments Ireland DAC, (Ireland),
1.90%, 09/23/2019	9,850	9,807
2.40%, 09/23/2021	40	40

		41,590

Total Consumer Non-cyclical		88,688

Diversified — 0.2%
Holding Companies — 0.2%
CK Hutchison International 17 II Ltd., (Cayman Islands),
2.25%, 09/29/2020 (e)	200	198
Reg. S, 2.25%, 09/29/2020	1,500	1,484

Total Diversified		1,682

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Energy — 2.4%
Coal — 0.0%
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	510	509

Oil & Gas — 1.4%
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,250	3,240
Encana Corp., (Canada), 6.50%, 05/15/2019	2,500	2,506
EQT Corp., 8.13%, 06/01/2019	200	202
ONGC Videsh Ltd., (India), Reg. S, 3.25%, 07/15/2019	200	200
Petroleos Mexicanos, (Mexico), 8.00%, 05/03/2019	3,000	3,009
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	199
Shell International Finance BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.35%), 2.95%, 09/12/2019 (aa)	4,316	4,324
Total Capital International SA, (France), (ICE LIBOR USD 3 Month + 0.35%), 2.98%, 06/19/2019 (aa)	1,550	1,551

		15,231

Pipelines — 1.0%
Enbridge, Inc., (Canada),
(ICE LIBOR USD 3 Month + 0.40%), 3.18%, 01/10/2020 (aa)	3,700	3,698
(ICE LIBOR USD 3 Month + 0.70%), 3.31%, 06/15/2020 (aa)	2,000	1,999
Florida Gas Transmission Co. LLC,
5.45%, 07/15/2020 (e)	500	516
7.90%, 05/15/2019 (e)	200	201
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,000	1,021
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020	1,000	1,016
Williams Cos., Inc. (The),
4.13%, 11/15/2020	500	508
5.25%, 03/15/2020	1,500	1,532

		10,491

Total Energy		26,231

Financial — 15.6%
Banks — 12.0%
ABN AMRO Bank NV, (Netherlands), 1.80%, 09/20/2019 (e)	4,500	4,479
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	199
Australia & New Zealand Banking Group Ltd., (Australia),
2.25%, 06/13/2019	250	250
(ICE LIBOR USD 3 Month + 0.32%), 3.02%, 11/09/2020 (e) (aa)	4,000	4,002
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.84%, 11/28/2021 (aa)	3,000	3,030
Bank of America Corp.,
2.63%, 10/19/2020	1,645	1,641
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 10/01/2021 (aa)	1,250	1,253
(ICE LIBOR USD 3 Month + 0.66%), 3.42%, 07/21/2021 (aa)	100	100
(ICE LIBOR USD 3 Month + 0.87%), 3.67%, 04/01/2019 (aa)	1,617	1,617
(ICE LIBOR USD 3 Month + 1.42%), 4.18%, 04/19/2021 (aa)	3,000	3,062

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Bank of Montreal, (Canada),
1.50%, 07/18/2019	750	748
(ICE LIBOR USD 3 Month + 0.34%), 3.14%, 07/13/2020 (aa)	2,350	2,354
(ICE LIBOR USD 3 Month + 0.60%), 3.20%, 12/12/2019 (aa)	785	788
(ICE LIBOR USD 3 Month + 0.79%), 3.43%, 08/27/2021 (aa)	100	101
Bank of New York Mellon Corp. (The), 5.45%, 05/15/2019	250	251
Barclays plc, (United Kingdom), 2.75%, 11/08/2019	5,600	5,588
BB&T Corp., (ICE LIBOR USD 3 Month + 0.57%), 3.18%, 06/15/2020 (aa)	4,000	4,016
Capital One NA,
1.85%, 09/13/2019	2,000	1,991
2.35%, 01/31/2020	1,000	995
Citigroup, Inc.,
2.05%, 06/07/2019	200	200
2.65%, 10/26/2020	100	100
(ICE LIBOR USD 3 Month + 1.07%), 3.66%, 12/08/2021 (aa)	2,000	2,022
Citizens Bank NA, (ICE LIBOR USD 3 Month + 0.54%), 3.16%, 03/02/2020 (aa)	5,000	5,007
Commonwealth Bank of Australia, (Australia), 2.05%, 09/18/2020 (e)	1,500	1,484
Credit Suisse AG, (Switzerland), 2.30%, 05/28/2019	1,250	1,249
Credit Suisse Group Funding Guernsey Ltd., (Guernsey),
2.75%, 03/26/2020	3,300	3,295
(ICE LIBOR USD 3 Month + 2.29%), 5.07%, 04/16/2021 (aa)	1,000	1,031
Fifth Third Bank,
1.63%, 09/27/2019	1,000	995
(ICE LIBOR USD 3 Month + 0.25%), 3.00%, 10/30/2020 (aa)	1,000	999
(ICE LIBOR USD 3 Month + 0.59%), 3.20%, 09/27/2019 (aa)	1,550	1,553
Goldman Sachs Group, Inc. (The),
2.60%, 04/23/2020	100	100
2.75%, 09/15/2020	50	50
(ICE LIBOR USD 3 Month + 0.73%), 3.34%, 12/27/2020 (aa)	4,900	4,909
(ICE LIBOR USD 3 Month + 1.17%), 3.85%, 11/15/2021 (aa)	750	757
(ICE LIBOR USD 3 Month + 1.16%), 3.93%, 04/23/2020 (aa)	3,800	3,830
(ICE LIBOR USD 3 Month + 1.36%), 4.13%, 04/23/2021 (aa)	100	101
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 3.28%, 05/18/2021 (aa)	2,600	2,599
(ICE LIBOR USD 3 Month + 1.00%), 3.68%, 05/18/2024 (aa)	1,000	992
(ICE LIBOR USD 3 Month + 1.50%), 4.30%, 01/05/2022 (aa)	1,000	1,023
(ICE LIBOR USD 3 Month + 1.66%), 4.31%, 05/25/2021 (aa)	1,450	1,478
HSBC USA, Inc., 2.35%, 03/05/2020	3,000	2,991
Huntington National Bank (The),
2.38%, 03/10/2020	1,500	1,494
2.88%, 08/20/2020	400	401
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	512
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 3.41%, 06/21/2021 (aa)	1,000	1,000
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.79%), 3.56%, 07/25/2022 (aa)	3,400	3,401
Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	2,000	1,999

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.88%), 3.48%, 09/11/2022 (aa)	3,400	3,415
Morgan Stanley,
2.50%, 04/21/2021	50	50
2.80%, 06/16/2020	1,300	1,301
(ICE LIBOR USD 3 Month + 0.55%), 3.25%, 02/10/2021 (aa)	3,300	3,302
(ICE LIBOR USD 3 Month + 0.93%), 3.69%, 07/22/2022 (aa)	1,000	1,005
(ICE LIBOR USD 3 Month + 1.14%), 3.90%, 01/27/2020 (aa)	1,500	1,509
(ICE LIBOR USD 3 Month + 1.18%), 3.94%, 01/20/2022 (aa)	1,000	1,010
7.30%, 05/13/2019	100	101
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 3.80%, 07/12/2021 (e) (aa)	1,150	1,165
Nordea Bank Abp, (Finland),
(ICE LIBOR USD 3 Month + 0.47%), 3.10%, 05/29/2020 (e) (aa)	1,500	1,503
(ICE LIBOR USD 3 Month + 0.94%), 3.57%, 08/30/2023 (e) (aa)	200	197
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.99%, 05/31/2021 (aa)	200	201
Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	200	199
Skandinaviska Enskilda Banken AB, (Sweden),
2.63%, 11/17/2020 (e)	200	199
(ICE LIBOR USD 3 Month + 0.43%), 3.11%, 05/17/2021 (e) (aa)	1,500	1,500
Standard Chartered plc, (United Kingdom),
2.10%, 08/19/2019 (e)	200	199
(ICE LIBOR USD 3 Month + 1.13%), 3.81%, 08/19/2019 (e) (aa)	3,200	3,211
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.75%, 04/06/2020 (aa)	2,400	2,402
Sumitomo Mitsui Banking Corp., (Japan), 2.45%, 01/16/2020	2,500	2,494
Sumitomo Mitsui Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.78%), 3.57%, 07/12/2022 (aa)	3,400	3,405
(ICE LIBOR USD 3 Month + 1.68%), 4.28%, 03/09/2021 (aa)	100	102
SunTrust Bank, (ICE LIBOR USD 3 Month + 0.50%), 3.26%, 10/26/2021 (aa)	1,180	1,181
Svenska Handelsbanken AB, (Sweden), (ICE LIBOR USD 3 Month + 0.36%), 2.95%, 09/08/2020 (aa)	2,500	2,502
UBS AG, (Switzerland),
2.38%, 08/14/2019	2,600	2,597
2.45%, 12/01/2020 (e)	400	398
(ICE LIBOR USD 3 Month + 0.58%), 3.17%, 06/08/2020 (e) (aa)	2,100	2,108
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.58%, 04/14/2021 (e) (aa)	3,400	3,484
US Bank NA,
1.40%, 04/26/2019	250	250
(ICE LIBOR USD 3 Month + 0.25%), 3.03%, 07/24/2020 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 0.48%), 3.24%, 10/28/2019 (aa)	1,320	1,323
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 0.68%), 3.43%, 01/30/2020 (aa)	1,500	1,507
(ICE LIBOR USD 3 Month + 1.01%), 3.62%, 12/07/2020 (aa)	100	101

Wells Fargo Bank NA,
2.40%, 01/15/2020	3,000	2,993
(United States SOFR + 0.48%), 2.91%, 03/25/2020 (aa)	1,250	1,251
1.75%, 05/24/2019	1,000	999

		132,203

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.75%, 05/15/2019	4,900	4,905
4.25%, 07/01/2020	600	608
4.63%, 10/30/2020	700	716
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,416
American Express Co.,
(ICE LIBOR USD 3 Month + 0.33%), 3.08%, 10/30/2020 (aa)	2,000	1,999
(ICE LIBOR USD 3 Month + 0.53%), 3.21%, 05/17/2021 (aa)	1,000	1,003
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 3.79%, 05/02/2021 (e) (aa)	200	201
Reg. S, 2.38%, 09/15/2021	2,200	2,147
Capital One Financial Corp., 2.50%, 05/12/2020	1,000	997
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	700	691
International Lease Finance Corp., 6.25%, 05/15/2019	1,500	1,505
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), Reg. S, 2.75%, 10/21/2020	2,500	2,481
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	207
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	203
Synchrony Financial, 3.00%, 08/15/2019	3,600	3,601

		22,680

Insurance — 0.5%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 3.15%, 09/20/2021 (e) (aa)	3,400	3,394
American International Group, Inc., 3.38%, 08/15/2020	7	7
Metropolitan Life Global Funding I, (ICE LIBOR USD 3 Month + 0.23%), 3.03%, 01/08/2021 (e) (aa)	2,000	1,997

		5,398

Real Estate — 0.5%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,113
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	204

		5,317

REITS — 0.4%
WEA Finance LLC / Westfield UK & Europe Finance plc, 2.70%, 09/17/2019 (e)	4,500	4,497

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
6.25%, 02/25/2020 (e)	1,000	1,029
Reg. S, 2.35%, 01/21/2020	200	199

		1,228

Total Financial		171,323

Industrial — 3.4%
Aerospace/Defense — 1.0%
Boeing Co. (The), 4.88%, 02/15/2020	4,250	4,327
Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 3.23%, 04/30/2020 (aa)	200	200
Lockheed Martin Corp., 4.25%, 11/15/2019	3,000	3,028

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
Northrop Grumman Corp., 2.08%, 10/15/2020	1,000	991
United Technologies Corp.,
(ICE LIBOR USD 3 Month + 0.35%), 3.09%, 11/01/2019 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 0.65%), 3.33%, 08/16/2021 (aa)	600	600
3.35%, 08/16/2021	480	486

		10,634

Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	255

Electronics — 0.5%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.04%), 2.79%, 10/30/2019 (aa)	4,150	4,151
Tyco Electronics Group SA, (Luxembourg), (ICE LIBOR USD 3 Month + 0.45%), 3.05%, 06/05/2020 (aa)	1,000	999

		5,150

Machinery - Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
1.85%, 09/04/2020	470	465
(ICE LIBOR USD 3 Month + 0.51%), 3.29%, 01/10/2020 (aa)	500	501

		966

Machinery - Diversified — 0.4%
CNH Industrial Capital LLC, 3.38%, 07/15/2019	200	200
John Deere Capital Corp., (ICE LIBOR USD 3 Month + 0.18%), 2.98%, 01/07/2020 (aa)	4,269	4,274

		4,474

Miscellaneous Manufacturers — 0.6%
General Electric Co.,
5.55%, 05/04/2020	1,500	1,540
6.00%, 08/07/2019	975	984
Siemens Financieringsmaatschappij NV, (Netherlands),
2.15%, 05/27/2020 (e)	3,250	3,232
(ICE LIBOR USD 3 Month + 0.32%), 2.93%, 09/13/2019 (e) (aa)	1,030	1,031

		6,787

Transportation — 0.6%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/2019	3,000	3,032
Ryder System, Inc.,
2.50%, 05/11/2020	1,843	1,837
2.65%, 03/02/2020	200	200
United Parcel Service of America, Inc., 8.38%, 04/01/2020	1,356	1,433

		6,502

Trucking & Leasing — 0.2%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	1,000	986
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.45%, 11/05/2021 (aa)	500	497
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.20%, 07/15/2020 (e)	700	701

		2,184

Total Industrial		36,952

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Technology — 2.4%
Computers — 0.8%
Apple, Inc., (ICE LIBOR USD 3 Month + 0.30%), 3.03%, 05/06/2019 (aa)	3,115	3,116
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.58%, 03/01/2021 (aa)	2,000	2,000
Hewlett Packard Enterprise Co.,
(ICE LIBOR USD 3 Month + 0.72%), 3.52%, 10/05/2021 (aa)	1,050	1,046
3.60%, 10/15/2020	1,250	1,261
IBM Credit LLC, (ICE LIBOR USD 3 Month + 0.47%), 3.10%, 11/30/2020 (aa)	420	422
NetApp, Inc., 2.00%, 09/27/2019	900	896

		8,741

Semiconductors — 1.0%
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.20%, 01/15/2021	650	640
2.38%, 01/15/2020	4,745	4,720
Intel Corp., (ICE LIBOR USD 3 Month + 0.08%), 2.78%, 05/11/2020 (aa)	1,500	1,501
KLA-Tencor Corp., 3.38%, 11/01/2019	1,000	1,003
NXP BV / NXP Funding LLC, (Netherlands), 4.13%, 06/15/2020 (e)	500	506
QUALCOMM, Inc., 2.25%, 05/20/2020	3,000	2,987

		11,357

Software — 0.6%
Fidelity National Information Services, Inc., 3.63%, 10/15/2020	2,050	2,072
Oracle Corp., 5.00%, 07/08/2019	4,500	4,527
VMware, Inc., 2.30%, 08/21/2020	200	198

		6,797

Total Technology		26,895

Utilities — 1.2%
Electric — 1.2%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,300	3,274
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,022
Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	200	202
NextEra Energy Capital Holdings, Inc.,
(ICE LIBOR USD 3 Month + 0.32%), 2.93%, 09/03/2019 (aa)	1,500	1,500
(ICE LIBOR USD 3 Month + 0.40%), 3.03%, 08/21/2020 (aa)	3,400	3,395
Sempra Energy,
(ICE LIBOR USD 3 Month + 0.25%), 3.04%, 07/15/2019 (aa)	2,809	2,805
(ICE LIBOR USD 3 Month + 0.50%), 3.29%, 01/15/2021 (aa)	200	198

Total Utilities		13,396

Total Corporate Bonds (Cost $472,937)		473,465

Foreign Government Securities — 1.2%
Development Bank of Japan, Inc., (Japan), Reg. S, (ICE LIBOR USD 3 Month + 0.24%), 3.00%, 01/28/2020 (aa)	2,800	2,804

Export-Import Bank of India, (India), Reg. S,
2.75%, 08/12/2020	200	199
(ICE LIBOR USD 3 Month + 1.00%), 3.64%, 08/21/2022 (aa)	3,400	3,389
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 3.19%, 06/01/2021 (aa)	6,250	6,263

Total Foreign Government Securities (Cost $12,667)		12,655

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 4.6%
FNMA Pool, Single Family, 15 years,
3.50%, 04/01/2033	936	959
3.50%, 11/01/2033	15,857	16,222
3.50%, 01/01/2034	12,473	12,759
FNMA, Single Family, 30 years, TBA, 4.00%, 05/01/2049 (w)	20,500	21,067

Total Mortgage-Backed Securities
(Cost $50,422)		51,007

U.S. Government Agency Securities — 3.5%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2022	6,210	6,146
0.13%, 01/15/2023	9,051	8,948
0.38%, 07/15/2023	6,544	6,559
0.63%, 04/15/2023	16,721	16,836

Total U.S. Government Agency Securities
(Cost $37,884)		38,489

U.S. Treasury Obligations — 7.6%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury 3 Month Bill Market Yield + 0.05%), 2.47%, 10/31/2020 (aa)	5,000	4,993
(U.S. Treasury 3 Month Bill Market Yield + 0.05%), 2.47%, 10/31/2019 (aa)	21,000	21,000
(U.S. Treasury 3 Month Bill Market Yield + 0.12%), 2.54%, 01/31/2021 (aa)	10,000	9,990
U.S. Treasury Notes,
0.88%, 05/15/2019	7,000	6,987
1.13%, 05/31/2019	1,900	1,896
1.13%, 12/31/2019	10,000	9,904
1.25%, 10/31/2019	3,000	2,979
2.50%, 01/31/2021	24,100	24,182
3.38%, 11/15/2019	1,900	1,910

Total U.S. Treasury Obligations (Cost $83,751)		83,841

Short-Term Investments — 29.7%
Certificates of Deposit — 3.6%
Banco Santander SA, (Spain), (ICE LIBOR USD 3 Month + 0.35%), 2.96%, 06/13/2019 (aa)	1,000	1,001
Bank of Montreal, (Canada), (United States SOFR + 0.44%), 2.87%, 05/09/2019 (aa)	4,000	4,001
Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 1 Month + 0.30%), 2.80%, 07/29/2019 (aa)	2,500	2,502
Cooperatieve Rabobank UA, (Netherlands),
(ICE LIBOR USD 1 Month + 0.19%), 2.67%, 04/18/2019 (aa)	1,000	1,000
(ICE LIBOR USD 1 Month + 0.28%), 2.78%, 05/29/2019 (aa)	3,500	3,501
Credit Suisse AG, (Switzerland), (United States SOFR + 0.43%), 2.86%, 05/02/2019 (aa)	3,500	3,501
Lloyds Bank Corporate Markets plc, 3.04%, 07/29/2019	3,500	3,504
MUFG Bank Ltd., 2.93%, 01/28/2020	1,000	1,002

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Certificates of Deposit — continued
Natixis SA, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.79%, 06/06/2019 (aa)	4,000	4,001
Societe Generale, (France), (ICE LIBOR USD 3 Month + 0.16%), 2.94%, 04/24/2019 (aa)	1,500	1,500
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 3 Month + 0.21%), 2.82%, 06/10/2019 (aa)	3,000	3,001
State Street Bank & Trust Co., (ICE LIBOR USD 1 Month + 0.27%), 2.75%, 05/15/2019 (aa)	3,600	3,601
Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.15%), 2.93%, 04/18/2019 (aa)	1,000	1,000
Sumitomo Mitsui Trust Bank Ltd., (Japan), (ICE LIBOR USD 3 Month + 0.20%), 3.00%, 07/09/2019 (aa)	250	250
Svenska Handelsbanken, (Sweden), (ICE LIBOR USD 1 Month + 0.40%), 2.88%, 04/16/2019 (aa)	250	250
Swedbank AB, (Sweden), (ICE LIBOR USD 1 Month + 0.29%), 2.78%, 07/25/2019 (aa)	3,000	3,001
Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.30%), 2.79%, 07/23/2019 (aa)	2,500	2,502

Total Certificates of Deposit		39,118

Commercial Papers — 5.8%
AT&T, Inc., 2.90%, 06/05/2019 (e) (n)	1,000	995
Atlantic Asset Securitization LLC, 2.84%, 05/02/2019 (e) (n)	1,500	1,500
Bedford Row Funding Corp., 3.09%, 10/18/2019 (e) (n)	2,000	1,970
Bell Canada, Inc., (Canada), Series CP, 3.01%, 08/19/2019 (e) (n)	3,000	2,966
BNZ International Funding Ltd., (United Kingdom), 2.94%, 04/16/2019 (e) (n)	1,500	1,500
Cancara Asset Securitisation LLC, 2.86%, 04/30/2019 (e) (n)	1,750	1,746
Cigna Corp., 2.94%, 05/29/2019 (e) (n)	1,500	1,493
CNH Industrial Capital LLC, 3.56%, 05/09/2019 (e) (n)	300	299
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.04%), 2.65%, 03/09/2020 (e) (aa)	4,500	4,500
Duke Energy Corp., 2.89%, 08/16/2019 (e) (n)	4,000	3,954
Eli Lilly & Co., 2.75%, 10/31/2019 (e) (n)	4,000	3,937
Entergy Corp., 2.83%, 05/15/2019 (e) (n)	3,000	2,989
EssilorLuxottica SA, (France), 2.73%, 09/03/2019 (e) (n)	4,500	4,448
Glencore Funding LLC, 3.23%, 04/10/2019 (e) (n)	1,000	999
HSBC Bank plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.17%), 2.77%, 06/24/2019 (e) (aa)	2,700	2,701
(ICE LIBOR USD 3 Month + 0.20%), 2.80%, 09/25/2019 (e) (aa)	1,500	1,501
Keurig Dr Pepper, Inc., 2.78%, 04/05/2019 (e) (n)	1,000	999
LMA SA, (France), 2.77%, 04/18/2019 (e) (n)	1,000	999
Macquarie Bank Ltd., (Australia), 2.77%, 04/15/2019 (e) (n)	3,250	3,246
Matchpoint Finance plc, (Ireland), Series A, 2.77%, 04/18/2019 (e) (n)	1,000	999
Old Line Funding LLC, 2.78%, 04/22/2019 (e) (n)	1,000	1,000
Schlumberger Investment SA, (Luxembourg)
2.54%, 04/26/2019 (e) (n)	4,000	3,992
2.75%, 05/28/2019 (e) (n)	2,000	1,991
Siemens Capital Co. LLC, 2.52%, 06/26/2019 (e) (n)	4,850	4,819
Societe Generale SA, (France), (ICE LIBOR USD 3 Month + 0.41%), 3.02%, 12/18/2019 (e) (aa)	3,950	3,958
Toronto-Dominion Bank (The), (Canada), 3.09%, 10/18/2019 (e) (n)	2,000	1,971
VW Credit, Inc., 3.41%, 07/08/2019 (e) (n)	1,400	1,389

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
Waste Management, Inc., 2.73%, 04/18/2019 (e) (n)	1,000	998

Total Commercial Papers		63,859

Corporate Note — 0.1%
Bank of America NA, 2.22%, 05/01/2019 (n)	1,300	1,300

Repurchase Agreements — 14.8%
BNP Paribas SA, 2.60%, dated 03/29/2019, due 04/01/2019, repurchase price $70,015, collateralized by U.S. Treasury Securities, 0.00% - 2.63%, due 11/15/2020 - 02/15/2048, with a value of $71,441.	70,000	70,000
Citibank NA, 2.60%, dated 03/29/2019, due 04/01/2019, repurchase price $52,011, collateralized by U.S. Treasury Securities, 0.00%, due 04/04/2019 - 10/10/2019, with a value of $53,052.	52,000	52,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.58%, dated 03/29/2019, due 04/01/2019, repurchase price $30,006, collateralized by U.S. Treasury Security, 1.38%, due 01/31/2021, with a value of $30,583.	30,000	30,000
Standard Chartered Bank, 3.35%, dated 03/29/2019, due 04/01/2019, repurchase price $10,103, collateralized by U.S. Treasury Security, 3.63%, due 02/15/2044, with a value of $10,293.	10,100	10,100

Total Repurchase Agreements		162,100

Time Deposits — 1.8%
Barclays SA, 1.78%, 04/01/2019	8,702	8,702
Brown Brothers Harriman, 0.80%, 04/01/2019	CAD 164	123
Citibank NA,
(0.57%), 04/01/2019	EUR 275	308
0.37%, 04/01/2019	GBP 72	94
1.78%, 04/01/2019	10,240	10,240

Total Time Deposits		19,467

U.S. Treasury Obligation — 3.6%
U.S. Treasury Bills, 2.47%, 04/23/2019 (n)	40,000	39,942

Total Short-Term Investments (Cost $325,752)		325,786

Total Investments — 107.0% (Cost $1,171,947)*		1,173,982
Liabilities in Excess of Other Assets — (7.0)%		(77,044)

NET ASSETS — 100.0%		$1,096,938

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2019:

Exchanged Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month Eurodollar	57	06/2019	USD	13,877	11
3 Month Eurodollar	195	09/2019	USD	47,436	115
Canadian Bankers’ Acceptance	234	06/2020	CAD	42,572	392
Canadian Bankers’ Acceptance	177	12/2020	CAD	32,530	(25)
Canadian Bankers’ Acceptance	116	09/2020	CAD	21,195	106
U.S. Treasury 5 Year Note	66	06/2019	USD	7,577	68

					667

Short Contracts
3 Month Eurodollar	(132)	12/2020	USD	(32,309)	17
3 Month Eurodollar	(657)	06/2022	USD	(160,106)	(531)
3 Month Eurodollar	(125)	09/2022	USD	(30,463)	(92)
U.S. Treasury Ultra Bonds	(40)	06/2019	USD	(6,475)	(245)

					(851)

Total unrealized appreciation (depreciation)					(184)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2019:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD 460	USD	344	Morgan Stanley & Co.	05/15/2019	1
USD 216	EUR	190	Morgan Stanley & Co.	05/15/2019	2

Total unrealized appreciation					3

USD 75	GBP	58	Morgan Stanley & Co.	05/15/2019	(1)

Total unrealized depreciation					(1)

Net unrealized appreciation (depreciation)					2

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate swap contracts outstanding as of March 31, 2019 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
EURIBOR 3 Month	0.00% anually	Pay	01/30/2021	EUR 173,000	111	135	246
FEDEF Intraday	2.50% anually	Pay	03/01/2020	USD 173,800	91	226	317
FEDEF Intraday	2.33% anually	Pay	03/18/2020	USD 269,700	(3)	138	135
FEDEF Intraday	2.30% anually	Receive	03/01/2022	USD 158,300	115	(1,246)	(1,131)

Total					314	(747)	(433)

(a)	Value of floating rate index as of March 31, 2019 was as follows:

FLOATING RATE INDEX
EURIBOR 3 Month	0.31%
FEDEF	2.43%

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019

CLO	—	Collateralized Loan Obligations
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	U.S. Federal Fund Effective Rate (Continuous Series)
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
SOFR	—	Secured Overnight Financing Rate
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of March 31, 2019.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2019.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2019.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 3.9%
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)	3,000	3,005
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)	1,830	1,824
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	1,500	1,504
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,800	1,784
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	3,000	2,981
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.88%, 10/15/2023 (aa)	2,900	2,900
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, (ICE LIBOR USD 1 Month + 0.85%), 3.33%, 05/17/2021 (e) (aa)	3,700	3,703
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.88%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.92%, 02/25/2036 (aa)	2,332	2,336
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	1,009	1,016
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021	1,500	1,503
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)	1,472	1,466
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	1,908	1,900
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	2,908	2,914
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	2,693	2,708
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e) (bb)	1,500	1,500
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	1,421	1,425
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.78%, 02/15/2025 (aa)	2,450	2,449
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	2,877	2,857
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,792	1,794
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	951	955
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	1,493	1,487
World Omni Auto Receivables Trust, Series 2016-A, Class A4, 1.95%, 05/16/2022	1,711	1,698

Total Asset-Backed Securities (Cost $45,778)		45,909

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — 0.8%
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 0.12%), 3.68%, 03/15/2034 (e) (aa)	300	300
FNMA REMICS, Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.86%, 12/25/2048 (aa)	2,694	2,682
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 3.16%, 12/20/2064 (aa)	2,192	2,194
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.86%, 08/20/2065 (aa)	2,931	2,920
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 3.47%, 12/22/2069 (e) (aa)	1,500	1,506

Total Collateralized Mortgage Obligations (Cost $9,616)		9,602

Commercial Mortgage-Backed Securities — 0.9%
AREIT Trust, Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.46%, 11/14/2035 (e) (aa)	2,496	2,484
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.23%, 11/15/2035 (e) (aa)	3,026	3,018
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.39%, 11/21/2035 (e) (aa)	1,144	1,141
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	883	901
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 3.40%, 10/15/2035 (e) (aa)	2,500	2,495

Total Commercial Mortgage-Backed Securities (Cost $10,060)		10,039

Corporate Bonds — 17.2%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	204

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	208

Total Basic Materials		412

Communications — 1.8%
Internet — 0.3%
eBay, Inc., (ICE LIBOR USD 3 Month + 0.48%), 3.22%, 08/01/2019 (aa)	3,700	3,703

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	1,500	1,511
Discovery Communications LLC,
2.20%, 09/20/2019	200	199
5.05%, 06/01/2020	1,500	1,534
NBCUniversal Enterprise, Inc., (ICE LIBOR USD 3 Month + 0.40%), 2.99%, 04/01/2021 (e) (aa)	1,000	1,001
Time Warner Cable LLC, 8.25%, 04/01/2019	1,810	1,810

		6,055

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Telecommunications — 1.0%
America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	1,992	2,031
Ooredoo International Finance Ltd., (Bermuda), Reg. S, 7.88%, 06/10/2019	1,600	1,614
Telefonica Emisiones SA, (Spain), 5.88%, 07/15/2019	3,700	3,732
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.77%, 01/16/2024 (aa)	3,700	3,675

		11,052

Total Communications		20,810

Consumer Cyclical — 2.5%
Airlines — 0.0% (g)
Delta Air Lines, Inc., 2.88%, 03/13/2020	200	199
Southwest Airlines Co., 2.75%, 11/06/2019	150	150

		349

Auto Manufacturers — 2.4%
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 3.19%, 08/13/2021 (e) (aa)	3,700	3,692
Daimler Finance North America LLC,
2.70%, 08/03/2020 (e)	800	797
(ICE LIBOR USD 3 Month + 0.45%), 3.11%, 02/22/2021 (e) (aa)	700	698
(ICE LIBOR USD 3 Month + 0.39%), 3.13%, 05/04/2020 (e) (aa)	3,700	3,698
Ford Motor Credit Co. LLC,
2.34%, 11/02/2020	800	782
2.43%, 06/12/2020	200	197
(ICE LIBOR USD 3 Month + 0.43%), 3.17%, 11/02/2020 (aa)	1,200	1,173
(ICE LIBOR USD 3 Month + 0.88%), 3.68%, 10/12/2021 (aa)	150	145
(ICE LIBOR USD 3 Month + 1.00%), 3.80%, 01/09/2020 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.27%), 3.87%, 03/28/2022 (aa)	350	338
General Motors Financial Co., Inc.,
3.50%, 07/10/2019	3,200	3,206
(ICE LIBOR USD 3 Month + 0.93%), 3.73%, 04/13/2020 (aa)	1,000	1,001
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,487
Hyundai Capital America,
2.60%, 03/19/2020 (e)	500	497
(ICE LIBOR USD 3 Month + 0.80%), 3.61%, 04/03/2020 (e) (aa)	100	100
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 3.42%, 03/12/2021 (aa)	2,645	2,636
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 3.13%, 03/15/2021 (e) (aa)	200	198
(ICE LIBOR USD 3 Month + 0.69%), 3.29%, 09/28/2022 (e) (aa)	2,020	1,975
(ICE LIBOR USD 3 Month + 0.65%), 3.45%, 07/13/2022 (e) (aa)	1,700	1,661
Volkswagen Group of America Finance LLC,
2.13%, 05/23/2019 (e)	200	200
2.40%, 05/22/2020 (e)	2,000	1,986
2.45%, 11/20/2019 (e)	200	199

		27,666

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	600	600

Total Consumer Cyclical		28,615

Consumer Non-cyclical — 3.4%
Agriculture — 0.3%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 3.56%, 08/15/2022 (aa)	3,500	3,488
Reynolds American, Inc., 8.13%, 06/23/2019	200	202

		3,690

Commercial Services — 1.4%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	9,870
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 3.30%, 11/02/2021 (aa)	3,900	3,892
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.55%, 08/15/2021 (aa)	3,090	3,071

		16,833

Healthcare - Services — 0.5%
Dignity Health, 2.64%, 11/01/2019	3,100	3,099
HCA, Inc., 6.50%, 02/15/2020	2,000	2,058

		5,157

Pharmaceuticals — 1.2%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 3.62%, 12/15/2023 (e) (aa)	3,700	3,646
CVS Health Corp., 3.13%, 03/09/2020	3,700	3,710
Mylan NV, (Netherlands), 2.50%, 06/07/2019	3,900	3,897
Shire Acquisitions Investments Ireland DAC, (Ireland), 1.90%, 09/23/2019	3,215	3,201

		14,454

Total Consumer Non-cyclical		40,134

Diversified — 0.2%
Holding Companies — 0.2%
CK Hutchison International 17 II Ltd., (Cayman Islands),
2.25%, 09/29/2020 (e)	200	198
Reg. S, 2.25%, 09/29/2020	1,500	1,484

Total Diversified		1,682

Energy — 1.3%
Coal — 0.0% (g)
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	500	499

Oil & Gas — 0.8%
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,400	3,390
Encana Corp., (Canada), 6.50%, 05/15/2019	2,300	2,306
EQT Corp., 8.13%, 06/01/2019	200	202
ONGC Videsh Ltd., (India), Reg. S, 3.25%, 07/15/2019	200	200
Petroleos Mexicanos, (Mexico), 8.00%, 05/03/2019	3,100	3,109
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	199

		9,406

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — 0.5%
Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 0.40%), 3.18%, 01/10/2020 (aa)	3,500	3,498
Florida Gas Transmission Co. LLC,
5.45%, 07/15/2020 (e)	500	516
7.90%, 05/15/2019 (e)	200	201
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,000	1,021

		5,236

Total Energy		15,141

Financial — 5.7%
Banks — 3.5%
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	199
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.84%, 11/28/2021 (aa)	3,200	3,232
Barclays plc, (United Kingdom), 2.75%, 11/08/2019	3,900	3,891
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), (ICE LIBOR USD 3 Month + 2.29%), 5.07%, 04/16/2021 (aa)	1,000	1,031
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.73%), 3.34%, 12/27/2020 (aa)	3,700	3,708
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 3.28%, 05/18/2021 (aa)	2,400	2,398
(ICE LIBOR USD 3 Month + 1.00%), 3.68%, 05/18/2024 (aa)	1,000	992
(ICE LIBOR USD 3 Month + 1.50%), 4.30%, 01/05/2022 (aa)	1,000	1,023
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	512
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.79%), 3.56%, 07/25/2022 (aa)	3,700	3,701
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.88%), 3.48%, 09/11/2022 (aa)	3,700	3,716
Morgan Stanley,
(ICE LIBOR USD 3 Month + 0.93%), 3.69%, 07/22/2022 (aa)	1,000	1,005
(ICE LIBOR USD 3 Month + 1.18%), 3.94%, 01/20/2022 (aa)	1,000	1,010
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 3.57%, 08/30/2023 (e) (aa)	200	197
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.99%, 05/31/2021 (aa)	200	201
Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	200	199
Standard Chartered plc, (United Kingdom),
2.10%, 08/19/2019 (e)	900	897
(ICE LIBOR USD 3 Month + 1.13%), 3.81%, 08/19/2019 (e) (aa)	2,800	2,809
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.75%, 04/06/2020 (aa)	2,400	2,402
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.78%), 3.57%, 07/12/2022 (aa)	3,700	3,705
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.58%, 04/14/2021 (e) (aa)	3,700	3,791

		40,619

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.75%, 05/15/2019	3,200	3,203
4.25%, 07/01/2020	400	405

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,521
BOC Aviation Ltd., (Singapore),
(ICE LIBOR USD 3 Month + 1.05%), 3.79%, 05/02/2021 (e) (aa)	200	201
Reg. S, 2.38%, 09/15/2021	2,500	2,439
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	900	889
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), Reg. S, 2.75%, 10/21/2020	2,500	2,481
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	207
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	203
Synchrony Financial, 3.00%, 08/15/2019	3,900	3,901

		15,450

Insurance — 0.3%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 3.15%, 09/20/2021 (e) (aa)	3,700	3,693

Real Estate — 0.5%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,113
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	204

		5,317

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
6.25%, 02/25/2020 (e)	1,000	1,029
Reg. S, 2.35%, 01/21/2020	200	199

		1,228

Total Financial		66,307

Government — 0.3%
Municipal — 0.3%
Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 1.52%, 04/01/2019 (z)	4,000	4,000

Industrial — 0.4%
Aerospace/Defense — 0.1%
Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 3.23%, 04/30/2020 (aa)	200	200
United Technologies Corp., (ICE LIBOR USD 3 Month + 0.65%), 3.33%, 08/16/2021 (aa)	600	600

		800

Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	255

Machinery - Diversified — 0.0% (g)
CNH Industrial Capital LLC, 3.38%, 07/15/2019	200	200

Miscellaneous Manufacturers — 0.2%
General Electric Co.,
5.55%, 05/04/2020	1,500	1,540
6.00%, 08/07/2019	975	984

		2,524

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	1,000	985
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.45%, 11/05/2021 (aa)	500	497

		1,482

Total Industrial		5,261

Technology — 0.8%
Computers — 0.3%
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.58%, 03/01/2021 (aa)	2,300	2,300
NetApp, Inc., 2.00%, 09/27/2019	960	956

		3,256

Semiconductors — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/2020	4,500	4,476
KLA-Tencor Corp., 3.38%, 11/01/2019	1,000	1,003
NXP BV / NXP Funding LLC, (Netherlands), 4.13%, 06/15/2020 (e)	500	506

		5,985

Software — 0.0% (g)
VMware, Inc., 2.30%, 08/21/2020	200	198

Total Technology		9,439

Utilities — 0.8%
Electric — 0.8%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,150	3,126
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,022
Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	200	202
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.40%), 3.03%, 08/21/2020 (aa)	3,700	3,692
Sempra Energy, (ICE LIBOR USD 3 Month + 0.25%), 3.04%, 07/15/2019 (aa)	700	699

Total Utilities		9,741

Total Corporate Bonds (Cost $201,392)		201,542

Foreign Government Securities — 1.5%
Development Bank of Japan, Inc., (Japan), Reg. S, (ICE LIBOR USD 3 Month + 0.24%), 3.00%, 01/28/2020 (aa)	1,200	1,202
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	199
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.64%, 08/21/2022 (aa)	3,700	3,688
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 3.19%, 06/01/2021 (aa)	6,300	6,313
Japan Bank for International Cooperation, (Japan),
(ICE LIBOR USD 3 Month + 0.48%), 3.11%, 06/01/2020 (aa)	2,300	2,310
(ICE LIBOR USD 3 Month + 0.39%), 3.15%, 07/21/2020 (aa)	3,700	3,712

Total Foreign Government Securities (Cost $17,439)		17,424

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 4.6%
FNMA Pool, Single Family, 15 years,
3.50%, 04/01/2033	936	959
3.50%, 11/01/2033	15,287	15,638
3.50%, 01/01/2034	13,246	13,551
FNMA, Single Family, 30 years, TBA, 4.00%, 05/01/2049 (w)	23,300	23,945

Total Mortgage-Backed Securities (Cost $53,509)		54,093

Municipal Bonds — 62.4% (t)
Alabama — 0.1%
Alabama 21st Century Authority, Tobacco, Series A, Rev., 5.00%, 06/01/2019	500	503
County of Jefferson, Series A, GO, 5.00%, 04/01/2020	500	515

		1,018

Alaska — 1.6%
Alaska Housing Finance Corp., Series D, Rev., VRDO, 1.49%, 04/05/2019 (z)	4,100	4,100
Alaska Housing Finance Corp., Governmental Purpose, Series B, Rev., VRDO, 1.49%, 04/05/2019 (z)	10,285	10,285
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 1.48%, 04/05/2019 (z)	2,400	2,400
City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 1.52%, 04/01/2019 (z)	2,000	2,000
City of Valdez, Marine Terminal, Exxon Mobil Project, Rev., VRDO, 1.52%, 04/01/2019 (z)	220	220

		19,005

Arizona — 2.3%
Arizona Health Facilities Authority, Banner Health Obligated Group,
Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.46%, 04/01/2019 (z)	3,000	3,000
Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.49%, 04/05/2019 (z)	4,060	4,060
Arizona Health Facilities Authority, Dignity Health Obligated Group, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.50%, 04/05/2019 (z)	8,800	8,800
Arizona Transportation Board, Maricopa County Regional Area, Rev., 5.00%, 07/01/2019	2,385	2,405
City of Phoenix, Civic Improvement Corp.,
Rev., AMT, 5.00%, 07/01/2020	620	646
Rev., 5.00%, 07/01/2020	1,000	1,043
Rev., AMT, 5.00%, 07/01/2021	1,750	1,876
Industrial Development Authority of the City of Phoenix (The), Mayo Clinic Arizona, Series A, Rev., VRDO, 1.46%, 04/01/2019 (z)	4,150	4,150
Maricopa County Industrial Development Authority, Scottsdale Healthcare Hospitals Obligated Group, Series A, Rev., 5.00%, 09/01/2021	725	781

		26,761

California — 1.4%
ABAG Finance Authority for Nonprofit Corps, Lakeside Village Apartments, Series A, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.28%, 04/05/2019 (z)	400	400
California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 1.38%, 04/05/2019 (z)	800	800
City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.30%, 04/05/2019 (z)	400	400
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	427

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water & Power, Power System Revenue,
Series B5, Rev., VRDO, 1.25%, 04/05/2019 (z)	600	600
Series B7, Rev., VRDO, 1.25%, 04/05/2019 (z)	3,800	3,800
Metropolitan Water District of Southern California, Series A2, Rev., VRDO, 1.25%, 04/05/2019 (z)	450	450
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2021	6,405	6,755
Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America NA, 1.29%, 04/05/2019 (z)	1,650	1,650
State of California, Series B3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.30%, 04/05/2019 (z)	500	500

		15,782

Colorado — 1.9%
City & County of Denver, Airport System Revenue, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,162
Colorado Educational & Cultural Facilities Authority, Nature Conservancy (The), Rev., VRDO, 1.52%, 04/05/2019 (z)	2,050	2,050
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc.,
Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.49%, 04/05/2019 (z)	300	300
Series C, Rev., VRDO, 1.49%, 04/05/2019 (z)	7,755	7,755
Colorado Housing & Finance Authority, Adjusted Single Family Mortgage, Series I, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.57%, 04/05/2019 (z)	770	770
University of Colorado Hospital Authority, Health Obligated Group,
Series B1, Rev., VRDO, 1.47%, 04/05/2019 (z)	4,600	4,600
Series B2, Rev., VRDO, 1.47%, 04/05/2019 (z)	4,400	4,400

		22,037

Connecticut — 1.4%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 1.50%, 04/05/2019 (z)	280	280
Series B4, Rev., VRDO, 1.48%, 04/05/2019 (z)	3,500	3,500
Series F3, Rev., VRDO, 1.50%, 04/05/2019 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,049
Connecticut State Health & Educational Facilities Authority, Yale University, Series V1, Rev., VRDO, 1.25%, 04/01/2019 (z)	2,000	2,000

		16,829

District of Columbia — 0.6%
District of Columbia, Georgetown University, Series B1, Rev., VRDO, LOC: Bank of America NA, 1.50%, 04/05/2019 (z)	500	500
Metropolitan Washington Airports Authority,
Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,550
Series C2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.47%, 04/05/2019 (z)	2,075	2,075
Series D2, Rev., VRDO, LOC: TD Bank NA, 1.52%, 04/01/2019 (z)	2,835	2,835

		6,960

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — 4.3%
City of Gainesville, Utilities System Revenue,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,517
Series B, Rev., VRDO, 1.51%, 04/05/2019 (z)	5,730	5,730
City of Orlando, Capital Improvement,
Series B, Rev., 4.00%, 10/01/2020	500	518
Series B, Rev., 5.00%, 10/01/2021	775	841
County of Hillsborough, Community Investment Tax Revenue, Rev., 5.00%, 11/01/2019	5,000	5,099
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	943
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: Harris NA, 1.51%, 04/05/2019 (z)	3,770	3,770
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 1.49%, 04/05/2019 (z)	4,000	4,000
JEA, Water & Sewer System Revenue, Series A2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.50%, 04/05/2019 (z)	300	300
Orlando Utilities Commission,
Series 1, Rev., VRDO, 1.48%, 04/05/2019 (z)	6,000	6,000
Series 2, Rev., VRDO, 1.47%, 04/05/2019 (z)	7,400	7,400
Sarasota County Public Hospital District, Memorial Hospital, Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.51%, 04/05/2019 (z)	3,600	3,600
State of Florida, Board Education Lottery Revenue, Series A, Rev., 5.00%, 07/01/2019	5,000	5,043
State of Florida, Board Education Public Education Refunding Capital Outlay, Series A, GO, 5.00%, 06/01/2019	5,000	5,029

		49,790

Georgia — 2.1%
DeKalb County School District, Sales & Tax, GO, 4.00%, 10/01/2019	9,930	10,055
Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.50%, 04/05/2019 (z)	6,760	6,760
Private Colleges & Universities Authority, Emory University,
Series B1, Rev., VRDO, 1.47%, 04/05/2019 (z)	2,295	2,295
Series C1, Rev., VRDO, 1.52%, 04/05/2019 (z)	5,400	5,400
Series C4, Rev., VRDO, 1.47%, 04/05/2019 (z)	600	600

		25,110

Idaho — 0.2%
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,638

Illinois — 2.4%
Chicago Midway International Airport, Series A, Rev., AMT, 5.00%, 01/01/2021	2,580	2,723
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,109
Illinois Finance Authority, Illinois St Clean Water Initiative, Rev., 5.00%, 07/01/2019	3,340	3,369
Illinois Finance Authority, Northwestern Memorial Healthcare Obligated Group, Series A2, Rev., VRDO, 1.50%, 04/01/2019 (z)	2,200	2,200

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Northwestern University, Series C, Rev., VRDO, 1.45%, 04/05/2019 (z)	3,500	3,500
Illinois Finance Authority, University of Chicago (The), Series C, Rev., VRDO, 1.50%, 04/05/2019 (z)	1,955	1,955
Illinois Housing Development Authority, Series B, Rev., VRDO, 1.50%, 04/05/2019 (z) (w)	3,000	3,000
Illinois State Toll Highway Authority, Series A1B, Rev., VRDO, LOC: Bank of America NA, 1.49%, 04/05/2019 (z)	10,300	10,300

		28,156

Indiana — 2.1%
Indiana Finance Authority, Ascension Health Credit Group, Rev., VRDO, 1.48%, 04/05/2019 (z)	3,770	3,770
Indiana Finance Authority, Indiana University Health, Inc. Obligated Group,
Series B, Rev., VRDO, LOC: TD Bank NA, 1.47%, 04/05/2019 (z)	9,975	9,975
Series C, Rev., VRDO, LOC: Northern Trust Co., 1.48%, 04/05/2019 (z)	8,000	8,000
Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A2, Rev., VRDO, 1.48%, 04/05/2019 (z)	2,700	2,700
Purdue University, Student Facilities System, Series C, Rev., VRDO, 1.41%, 04/05/2019 (z)	200	200

		24,645

Iowa — 0.0% (g)
Iowa Finance Authority, Trinity Health Corp. Obligated Group, Series D, Rev., VRDO, 1.55%, 04/05/2019 (z)	100	100

Louisiana — 0.2%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Exxon Mobil Corp. Project, Rev., VRDO, 1.47%, 04/01/2019 (z)	2,600	2,600

Maryland — 1.1%
County of Montgomery, Consolidated Public Improvement, Series A, GO, 5.00%, 11/01/2020	8,000	8,435
County of Prince George’s, Consolidated Public Improvement, Series A, GO, 5.00%, 07/15/2019	2,455	2,480
State of Maryland, Series E, GO, 5.00%, 08/01/2019	1,450	1,467

		12,382

Massachusetts — 5.8%
Commonwealth of Massachusetts,
Series B, GO, 5.00%, 08/01/2019	4,440	4,492
Series C, GO, VRDO, 1.50%, 04/05/2019 (z)	4,900	4,900
Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 1.51%, 04/05/2019 (z)	1,625	1,625
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 1.49%, 04/05/2019 (z)	6,695	6,695
Massachusetts Bay Transportation Authority, General Transportation System, Series A2, Rev., VRDO, 1.50%, 04/05/2019 (z)	100	100
Massachusetts Bay Transportation Authority, Series A1, Rev., VRDO, 1.50%, 04/05/2019 (z)	2,000	2,000
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 1.48%, 04/05/2019 (z)	5,700	5,700
Series K2, Rev., VRDO, 1.45%, 04/05/2019 (z)	18,360	18,360

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Tufts University, Series R, Rev., VRDO, 1.42%, 04/01/2019 (z)	1,000	1,000
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,316
Series J, Rev., AMT, 5.00%, 07/01/2020	400	415
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A1, Rev., VRDO, 1.50%, 04/01/2019 (z)	800	800
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Inc., Series F3, Rev., VRDO, LOC: TD Bank NA, 1.46%, 04/05/2019 (z)	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Tufts University, Series N1, Rev., VRDO, 1.44%, 04/01/2019 (z)	8,700	8,700
Massachusetts Water Resources Authority,
Series A2, Rev., VRDO, 1.46%, 04/05/2019 (z)	1,540	1,540
Series A3, Rev., VRDO, 1.47%, 04/05/2019 (z)	4,495	4,495
University of Massachusetts Building Authority, Series 1, Rev., VRDO, 1.52%, 04/05/2019 (z)	1,870	1,870

		68,008

Michigan — 2.2%
Michigan Finance Authority, Clean Water Revolving Fund, Series B, Rev., 4.00%, 10/01/2020	7,515	7,790
Michigan Finance Authority, Great Lakes Water Authority Water Supply System Revenue, Local Government Loan Program, Series D1, Rev., AGM, 5.00%, 07/01/2020	2,700	2,813
Michigan Finance Authority, Hospital Project, Ascension Health Credit Group, Rev., VRDO, 1.50%, 04/05/2019 (z)	2,275	2,275
University of Michigan,
Series A, Rev., VRDO, 1.41%, 04/01/2019 (z)	3,480	3,480
Series A, Rev., VRDO, 1.44%, 04/05/2019 (z)	8,380	8,380
Series D1, Rev., VRDO, 1.38%, 04/01/2019 (z)	500	500
Series D2, Rev., VRDO, 1.40%, 04/05/2019 (z)	970	970

		26,208

Minnesota — 0.3%
City of Rochester, Health Care Facilities, Mayo Clinic, Rev., VRDO, 1.46%, 04/05/2019 (z)	500	500
County of Hennepin, Series B, GO, VRDO, 1.47%, 04/05/2019 (z)	2,740	2,740

		3,240

Mississippi — 1.5%
Mississippi Business Finance Corp., Chevron USA, Inc.,
Series A, Rev., VRDO, 1.50%, 04/05/2019 (z)	510	510
Series C, Rev., VRDO, 1.51%, 04/05/2019 (z)	1,400	1,400
Series D, Rev., VRDO, 1.51%, 04/05/2019 (z)	300	300
Series E, Rev., VRDO, 1.52%, 04/01/2019 (z)	6,300	6,300
Series F, Rev., VRDO, 1.50%, 04/05/2019 (z)	275	275
Mississippi Business Finance Corp., Chevron USA, Inc. Project,
Series A, Rev., VRDO, 1.48%, 04/01/2019 (z)	2,300	2,300
Series B, Rev., VRDO, 1.48%, 04/01/2019 (z)	5,000	5,000
Series E, Rev., VRDO, 1.48%, 04/01/2019 (z)	1,000	1,000

		17,085

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — 0.6%
City of St Louis, Airport Revenue, Series B, Rev., AGM, AMT, 4.00%, 07/01/2020	1,500	1,540
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 1.46%, 04/01/2019 (z)	5,000	5,000

		6,540

Nevada — 0.5%
Clark County School District, Series B, GO, 5.00%, 06/15/2019	480	483
County of Clark Department of Aviation, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.48%, 04/05/2019 (z)	6,000	6,000

		6,483

New Hampshire — 1.4%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Series B, Rev., VRDO, 1.48%, 04/01/2019 (z)	6,000	6,000
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 1.52%, 04/01/2019 (z)	6,400	6,400
Series B, Rev., VRDO, 1.52%, 04/01/2019 (z)	4,000	4,000

		16,400

New Jersey — 0.7%
New Jersey Housing & Mortgage Finance Agency,
Series D, Rev., AMT, 4.00%, 04/01/2020	1,125	1,148
Series D, Rev., AMT, 4.00%, 10/01/2020	1,290	1,328
New Jersey Sports & Exposition Authority,
Series A, Rev., 5.00%, 09/01/2020	1,000	1,039
Series A, Rev., 5.00%, 09/01/2021	4,000	4,263
New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2019	500	507

		8,285

New York — 10.2%
City of New York,
Series 1, GO, 5.00%, 08/01/2019	5,000	5,058
Series G4, GO, VRDO, 1.50%, 04/05/2019 (z)	425	425
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 1.45%, 04/05/2019 (z)	7,000	7,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 1.52%, 04/01/2019 (z)	11,000	11,000
Metropolitan Transportation Authority,
Series A1, Rev., VRDO, LOC: TD Bank NA, 1.45%, 04/01/2019 (z)	5,220	5,220
Series A2, Rev., BAN, 4.00%, 08/15/2019	5,000	5,043
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,186
Series D2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.48%, 04/01/2019 (z)	5,600	5,600
Series G2, Rev., VRDO, LOC: TD Bank NA, 1.46%, 04/05/2019 (z)	750	750
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 1.46%, 04/05/2019 (z)	10,140	10,140
New York City Housing Development Corp., Series C4, Rev., VRDO, 1.46%, 04/05/2019 (z)	7,000	7,000
New York City Housing Development Corp., Multi-Family Mortgage, New LLC, 245 East 124th Street, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.49%, 04/05/2019 (z)	8,200	8,200

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.49%, 04/05/2019 (z)	600	600
New York City Housing Development Corp., Multi-Family Mortgage, Bruckner by the Bridge LLC, Series A, Rev., VRDO, LIQ: FHLMC, 1.49%, 04/05/2019 (z)	4,700	4,700
New York City Municipal Water Finance Authority, Water & Sewer System, Series F1A, Rev., VRDO, 1.47%, 04/05/2019 (z)	6,000	6,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB2, Rev., VRDO, 1.51%, 04/01/2019 (z)	3,500	3,500
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series B5, Rev., VRDO, 1.48%, 04/01/2019 (z)	1,000	1,000
Series F5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.48%, 04/05/2019 (z)	7,285	7,285
New York City Transitional Finance Authority, New York City Recovery, Series 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.49%, 04/05/2019 (z)	375	375
New York City Trust for Cultural Resources, Metropolitan Museum of Art (The), Series A1, Rev., VRDO, 1.44%, 04/05/2019 (z)	525	525
New York State Dormitory Authority, City University of New York (The), Consolidated Fifth, Series C, Rev., VRDO, LOC: Bank of America NA, 1.46%, 04/05/2019 (z)	1,200	1,200
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., 5.00%, 10/01/2020	1,500	1,576
New York State Housing Finance Agency, Series L, Rev., VRDO, LOC: Bank of America NA, 1.45%, 04/05/2019 (z)	100	100
New York State Housing Finance Agency, Clinton Park Housing, Series A, Rev., VRDO, LIQ: FHLMC, 1.48%, 04/05/2019 (z)	200	200
New York State Housing Finance Agency, Housing Related, Taconic, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.50%, 04/05/2019 (z)	1,220	1,220
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	2,037
Onondaga County Trust for Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.48%, 04/05/2019 (z)	1,000	1,000
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,296
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 1.44%, 04/01/2019 (z)	5,550	5,550
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.50%, 04/01/2019 (z)	6,700	6,700
Series F, Rev., VRDO, LOC: Citibank NA, 1.44%, 04/01/2019 (z)	4,675	4,675

		119,161

North Carolina — 2.3%
City of Charlotte, Water & Sewer System Revenue, Series B, Rev., VRDO, 1.46%, 04/05/2019 (z)	12,800	12,800
City of Raleigh, Combined Enterprise System Revenue, Series B, Rev., VRDO, 1.45%, 04/05/2019 (z)	3,800	3,800
North Carolina Medical Care Commission, WakeMed Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.47%, 04/05/2019 (z)	400	400
University of North Carolina at Chapel Hill, Series C, Rev., VRDO, 1.43%, 04/05/2019 (z)	4,000	4,000

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
University of North Carolina, University Hospital at Chapel Hill,
Series A, Rev., VRDO, 1.47%, 04/05/2019 (z)	100	100
Series A, Rev., VRDO, 1.48%, 04/01/2019 (z)	2,200	2,200
Series B, Rev., VRDO, 1.48%, 04/01/2019 (z)	3,900	3,900

		27,200

Ohio — 4.7%
City of Cleveland, Airport System Revenue, Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 04/05/2019 (z)	7,350	7,350
County of Lucas, Promedica Healthcare Obligated Group, Series A, Rev., 5.00%, 11/15/2019	1,000	1,018
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B4, Rev., VRDO, 1.52%, 04/01/2019 (z)	6,650	6,650
Ohio State University (The),
Series B2, Rev., VRDO, 1.46%, 04/05/2019 (z)	6,725	6,725
Series B, Rev., VRDO, 1.46%, 04/05/2019 (z)	5,800	5,800
Series E, Rev., VRDO, 1.46%, 04/05/2019 (z)	3,500	3,500
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.51%, 04/05/2019 (z)	10,400	10,400
State of Ohio, Infrastructure Improvement,
Series A, GO, VRDO, 1.50%, 04/05/2019 (z)	12,775	12,775
Series B, GO, 5.00%, 09/01/2019	530	537

		54,755

Pennsylvania — 1.3%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,778
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,279
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,226
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series A, Rev., 4.00%, 11/15/2020	1,000	1,037
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 1.48%, 04/01/2019 (z)	1,100	1,100
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project,
Rev., 5.00%, 05/01/2020	500	518
Rev., 5.00%, 05/01/2021	750	799

		15,737

Tennessee — 0.7%
Tennessee Energy Acquisition Corp.,
Series A, Rev., 5.25%, 09/01/2019	5,875	5,947
Series A, Rev., 5.25%, 09/01/2021	2,040	2,178

		8,125

Texas — 2.5%
City of Arlington, Water & Wastewater System Revenue, Series A, Rev., 2.00%, 06/01/2021	400	403
City of Garland, Texas, GO, 5.00%, 02/15/2021	1,700	1,807
Cypress-Fairbanks Texas Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,622
Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, Rev., VRDO, 1.47%, 04/01/2019 (z)	5,500	5,500

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority System, First Tier, Series A, Rev., 5.00%, 01/01/2021	1,000	1,058
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,127
Permanent University Fund - University of Texas System, Series A, Rev., VRDO, 1.46%, 04/05/2019 (z)	800	800
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2020	3,220	3,328
State of Texas, Veterans, Series C, GO, VRDO, 1.52%, 04/05/2019 (z)	275	275
State of Texas, Veterans, GO, VRDO, LIQ: FHLB, 1.52%, 04/05/2019 (z)	2,500	2,500
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2019	5,300	5,390
Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.25%, 12/15/2019	3,920	4,015

		29,825

Utah — 0.1%
County of Utah, IHC Health Services, Inc. Obligated Group, Series B, Rev., VRDO, 1.48%, 04/05/2019 (z)	1,150	1,150

Virginia — 3.2%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 1.47%, 04/01/2019 (z)	300	300
County of Chesterfield, Series B, GO, 5.00%, 01/01/2021	1,430	1,516
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 1.47%, 04/05/2019 (z)	4,325	4,325
Fairfax County Industrial Development Authority, Inova Health System Obligated Group Project, Series C, Rev., VRDO, 1.50%, 04/05/2019 (z)	10,300	10,300
Loudoun County Economic Development Authority, Howard Hughes Medical Institute,
Series B, Rev., VRDO, 1.48%, 04/05/2019 (z)	2,630	2,630
Series D, Rev., VRDO, 1.48%, 04/05/2019 (z)	200	200
Series F, Rev., VRDO, 1.49%, 04/05/2019 (z)	4,100	4,100
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group, Series A, Rev., VRDO, 1.48%, 04/05/2019 (z)	10,500	10,500
Virginia Port Authority, Port Facility Refunding,
Series B, Rev., AMT, 5.00%, 07/01/2020	1,730	1,796
Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,501

		37,168

Washington — 1.9%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.50%, 04/05/2019 (z)	6,000	6,000
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	492
King County School District No. 412 Shoreline, GO, 5.00%, 12/01/2020	1,000	1,057
State of Washington, Series 2015C, GO, 5.00%, 07/01/2019	1,100	1,109
State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 08/01/2020	4,730	4,948
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2019	3,870	3,915

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority, Providence Health & Service, Series C, Rev., VRDO, 1.52%, 04/05/2019 (z)	5,100	5,100

		22,621

Wisconsin — 0.4%
County of Dane, Series A, GO, 3.00%, 06/01/2019	1,445	1,448
State of Wisconsin, Series B, GO, 5.00%, 05/01/2021	2,435	2,609
Wisconsin Housing & Economic Development Authority, Series B, Rev., VRDO, 1.49%, 04/05/2019 (z)	1,000	1,000

		5,057

Wyoming — 0.4%
County of Lincoln, Exxon Capital Ventures, Inc., Rev., VRDO, 1.52%, 04/01/2019 (z)	5,000	5,000

Total Municipal Bonds (Cost $730,827)		731,861

U.S. Government Agency Securities — 3.5%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2022	6,521	6,453
0.13%, 01/15/2023	10,360	10,241
0.38%, 07/15/2023	4,489	4,499
0.63%, 04/15/2023	19,963	20,102

Total U.S. Government Agency Securities (Cost $40,667)		41,295

U.S. Treasury Obligation — 2.4%
U.S. Treasury Note, 2.50%, 01/31/2021
(Cost $28,200)	28,200	28,297

Short-Term Investments — 8.1%
Commercial Papers — 3.2%
Cigna Corp., 2.94%, 05/29/2019 (e) (n)	1,500	1,493
CNH Industrial Capital LLC, 3.56%, 05/09/2019 (e) (n)	300	299
District of Columbia,
Zero Coupon, 04/03/2019 (n)	5,000	5,000
1.85%, 05/02/2019 (n)	6,000	6,001
El Paso Texas, Water & Sewer Revenue, Series A
1.66%, 04/02/2019 (n)	6,400	6,400
1.84%, 05/09/2019 (n)	4,800	4,801
Huntsville Alabama Health Care Authority, 1.88%, 07/02/2019 (n)	6,000	6,002
Massachusetts Health & Educational Facilities Authority, Series E, 1.75%, 10/10/2019 (n)	3,000	2,997
Michigan State University Board of Trustees, Series F, 1.67%, 04/02/2019 (n)	600	600
University of Virginia, Rector & Visitors, Series A, 1.73%, 04/05/2019 (n)	3,750	3,750

Total Commercial Papers		37,343

Municipal Bonds — 3.6%
City of Phoenix, Civic Improvement Corp., Rev., AMT, 5.00%, 07/01/2019	525	529
County of Suffolk,
GO, TAN, 5.00%, 07/24/2019	7,000	7,069
Series I, GO, TAN, 5.00%, 09/26/2019	6,300	6,405

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Municipal Bonds — continued
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2019	450	457
Metropolitan Transportation Authority, Series A, Rev., 4.00%, 02/03/2020	6,000	6,114
New Jersey Sports & Exposition Authority, Series A, Rev., 4.00%, 09/01/2019	1,100	1,109
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A, Rev., 4.00%, 06/15/2019	375	377
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2019	400	403
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2020	1,010	1,034
State of Colorado, Rev., TRAN, 4.00%, 06/26/2019	3,100	3,118
State of Idaho, GO, TAN, 4.00%, 06/28/2019	5,075	5,105
State of Texas, Rev., TRAN, 4.00%, 08/29/2019	10,150	10,250
Town of Davie, Nova Southeastern University, Inc., Rev., 4.00%, 04/01/2019	300	300

Total Municipal Bonds		42,270

Repurchase Agreement — 1.0%
Standard Chartered Bank, 3.35%, dated 03/29/2019, due 04/01/2019, repurchase price $10,703, collateralized by U.S. Treasury Security, 3.00%, due 11/15/2045, with a value of $10,903.	10,700	10,700

Time Deposits — 0.3%
Barclays SA, 1.78%, 04/01/2019	1,547	1,547
Brown Brothers Harriman,
0.80%, 04/01/2019	CAD 639	478
1.78%, 04/01/2019	1,515	1,515
Citibank NA,
(0.57%), 04/01/2019	EUR 283	317
0.37%, 04/01/2019	GBP 74	97

Total Time Deposits		3,954

Total Short-Term Investments (Cost $94,189)		94,267

Total Investments — 105.3% (Cost $1,231,677)*		1,234,329
Liabilities in Excess of Other Assets — (5.3)%		(62,210)

NET ASSETS — 100.0%		$1,172,119

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2019:

Exchanged Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month Eurodollar	64	06/2019	USD	15,582	10
3 Month Eurodollar	198	09/2019	USD	48,166	116
Canadian Bankers’ Acceptance	252	06/2020	CAD	45,842	427
Canadian Bankers’ Acceptance	119	09/2020	CAD	21,743	109
Canadian Bankers’ Acceptance	189	12/2020	CAD	34,735	(26)
U.S. Treasury 5 Year Note	69	06/2019	USD	7,921	71

					707

Short Contracts
3 Month Eurodollar	(141)	12/2020	USD	(34,513)	18
3 Month Eurodollar	(675)	06/2022	USD	(164,493)	(544)
3 Month Eurodollar	(113)	09/2022	USD	(27,538)	(83)
U.S. Treasury Ultra Bond	(41)	06/2019	USD	(6,637)	(251)

					(860)

Total unrealized appreciation (depreciation)					(153)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2019:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 222	EUR	195	Morgan Stanley & Co.	05/15/2019	2
USD 77	GBP	60	Morgan Stanley & Co.	05/15/2019	(1)

Net unrealized appreciation (depreciation)					1

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate swap contracts outstanding as of March 31, 2019 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
EURIBOR 3 Month	0.00% anually	Pay	01/30/2021	EUR 181,800	118	140	258
FEDEF Intraday	2.50% anually	Pay	03/01/2020	USD 173,900	91	227	318
FEDEF Intraday	2.33% anually	Pay	03/18/2020	USD 267,800	(3)	137	134
FEDEF Intraday	2.30% anually	Receive	03/01/2022	USD 164,600	111	(1,287)	(1,176)

Total					317	(783)	(466)

(a)	Value of floating rate index as of March 31, 2019 was as follows:

FLOATING RATE INDEX
EURIBOR 3 Month	0.31%
FEDEF	2.43%

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	U.S. Federal Fund Effective Rate (Continuous Series)
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
REMICS	—	Real Estate Mortgage Investment Conduit
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TBA	—	To Be Announced
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2019.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of March 31, 2019.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2019.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2019.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Basic Materials — 0.8%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	48	9,130
Albemarle Corp.	11	892
Ashland Global Holdings, Inc.	3	240
Cabot Corp.	8	320
Celanese Corp., Class A	23	2,317
Eastman Chemical Co.	35	2,648
International Flavors & Fragrances, Inc.	17	2,203
Linde plc, (United Kingdom)	88	15,454
NewMarket Corp.	1	223
PolyOne Corp.	11	320
PPG Industries, Inc.	35	3,999
RPM International, Inc.	23	1,323
Sensient Technologies Corp.	4	245
Sherwin-Williams Co. (The)	7	2,812
Valvoline, Inc.	26	486
Westlake Chemical Corp.	1	55

		42,667

Forest Products & Paper — 0.0% (g)
Domtar Corp.	14	697

Iron/Steel — 0.1%
Nucor Corp.	76	4,419
Reliance Steel & Aluminum Co.	15	1,376
Steel Dynamics, Inc.	38	1,357

		7,152

Mining — 0.0% (g)
Kaiser Aluminum Corp.	1	56
Royal Gold, Inc.	3	315

		371

Total Basic Materials		50,887

Communications — 16.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	111	2,329
Omnicom Group, Inc.	55	3,992

		6,321

Internet — 13.2%
Alphabet, Inc., Class A (a)	128	150,381

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — continued
Alphabet, Inc., Class C (a)	131	153,935
Amazon.com, Inc. (a)	150	267,745
Booking Holdings, Inc. (a)	16	28,622
CDW Corp.	12	1,167
eBay, Inc.	313	11,639
Expedia Group, Inc.	51	6,109
Facebook, Inc., Class A (a)	1,018	169,727
Symantec Corp.	323	7,432
TripAdvisor, Inc. (a)	44	2,257
Twitter, Inc. (a)	311	10,224

		809,238

Media — 0.8%
Comcast Corp., Class A	720	28,775
FactSet Research Systems, Inc.	3	788
John Wiley & Sons, Inc., Class A	5	217
Meredith Corp.	8	452
Nexstar Media Group, Inc., Class A	5	545
Sinclair Broadcast Group, Inc., Class A	5	202
Walt Disney Co. (The)	178	19,736

		50,715

Telecommunications — 2.2%
Cisco Systems, Inc.	908	49,049
Corning, Inc.	142	4,716
Motorola Solutions, Inc.	19	2,631
Telephone & Data Systems, Inc.	7	227
Verizon Communications, Inc.	1,276	75,457

		132,080

Total Communications		998,354

Consumer Cyclical — 4.2%
Airlines — 0.2%
Alaska Air Group, Inc.	22	1,220
Delta Air Lines, Inc.	134	6,944
Southwest Airlines Co.	52	2,676

		10,840

Apparel — 0.3%
Carter’s, Inc.	6	562
Hanesbrands, Inc.	79	1,408
NIKE, Inc., Class B	116	9,741
VF Corp.	59	5,121

		16,832

Auto Manufacturers — 0.1%
PACCAR, Inc.	53	3,643

Auto Parts & Equipment — 0.1%
Altra Industrial Motion Corp.	3	91
Autoliv, Inc., (Sweden)	18	1,291
BorgWarner, Inc.	23	890

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Auto Parts & Equipment — continued
Goodyear Tire & Rubber Co. (The)	57	1,042
Lear Corp.	12	1,569

		4,883

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	1	28
Fastenal Co.	61	3,892
KAR Auction Services, Inc.	28	1,414
Pool Corp.	2	332
WW Grainger, Inc.	6	1,930

		7,596

Entertainment — 0.0% (g)
Marriott Vacations Worldwide Corp.	3	295

Food Service — 0.0% (g)
Aramark	29	853

Home Builders — 0.0% (g)
DR Horton, Inc.	40	1,666
Thor Industries, Inc.	6	373

		2,039

Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	2	128
Leggett & Platt, Inc.	28	1,193
Whirlpool Corp.	16	2,124

		3,445

Housewares — 0.0% (g)
Scotts Miracle-Gro Co. (The)	5	398
Toro Co. (The)	7	493

		891

Leisure Time — 0.1%
Brunswick Corp.	6	302
Harley-Davidson, Inc.	45	1,606
Polaris Industries, Inc.	11	919
Royal Caribbean Cruises Ltd.	33	3,738

		6,565

Lodging — 0.1%
Marriott International, Inc., Class A	30	3,782
Wyndham Destinations, Inc.	25	1,026
Wyndham Hotels & Resorts, Inc.	10	479

		5,287

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	3	113
HNI Corp.	4	153

		266

Retail — 3.1%
Best Buy Co., Inc.	48	3,377
Big Lots, Inc.	8	322

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Retail — continued
Brinker International, Inc.	5		229
Casey’s General Stores, Inc.	1		76
Cheesecake Factory, Inc. (The)	4		186
Children’s Place, Inc. (The)	—	(h)	15
Costco Wholesale Corp.	35		8,405
Cracker Barrel Old Country Store, Inc.	4		726
Darden Restaurants, Inc.	26		3,212
Dick’s Sporting Goods, Inc.	10		371
Domino’s Pizza, Inc.	2		481
Dunkin’ Brands Group, Inc.	11		795
Foot Locker, Inc.	17		1,004
Genuine Parts Co.	30		3,354
Home Depot, Inc. (The)	201		38,611
Kohl’s Corp.	43		2,938
Lowe’s Cos., Inc.	120		13,116
McDonald’s Corp.	155		29,439
MSC Industrial Direct Co., Inc., Class A	7		618
Nu Skin Enterprises, Inc., Class A	9		409
Penske Automotive Group, Inc.	7		324
Ross Stores, Inc.	27		2,534
Signet Jewelers Ltd.	16		439
Starbucks Corp.	206		15,285
Target Corp.	137		10,973
Texas Roadhouse, Inc., Class A	6		401
Tiffany & Co.	18		1,919
TJX Cos., Inc. (The)	153		8,127
Tractor Supply Co.	11		1,110
Walgreens Boots Alliance, Inc.	177		11,177
Walmart, Inc.	245		23,864
Wendy’s Co. (The)	28		493
Williams-Sonoma, Inc.	16		907
Yum! Brands, Inc.	40		3,953

			189,190

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	4		126

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	23		1,942

Total Consumer Cyclical			254,693

Consumer Non-cyclical — 34.1%
Agriculture — 0.1%
Archer-Daniels-Midland Co.	141		6,086
Bunge Ltd.	38		2,017

			8,103

Beverages — 1.5%
Brown-Forman Corp., Class A	8		426
Brown-Forman Corp., Class B	19		1,004

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — continued
Coca-Cola Co. (The)	1,019	47,773
PepsiCo., Inc.	349	42,718

		91,921

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc. (a)	96	12,982
Amgen, Inc.	427	81,066
Biogen, Inc. (a)	85	19,983
Celgene Corp. (a)	302	28,471
Gilead Sciences, Inc.	548	35,632
Illumina, Inc. (a)	63	19,626
Incyte Corp. (a)	76	6,576
Regeneron Pharmaceuticals, Inc. (a)	34	13,831
Vertex Pharmaceuticals, Inc. (a)	110	20,148

		238,315

Commercial Services — 0.5%
ABM Industries, Inc.	11	382
Automatic Data Processing, Inc.	69	11,045
Booz Allen Hamilton Holding Corp., Class A	15	863
Cintas Corp.	8	1,656
Ecolab, Inc.	26	4,543
Healthcare Services Group, Inc.	7	227
ManpowerGroup, Inc.	13	1,040
MarketAxess Holdings, Inc.	2	504
Moody’s Corp.	18	3,344
Robert Half International, Inc.	14	912
Rollins, Inc.	6	245
S&P Global, Inc.	27	5,715
Sabre Corp.	44	945
Service Corp. International	23	918

		32,339

Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	174	11,925
Estee Lauder Cos., Inc. (The), Class A	19	3,116
Procter & Gamble Co. (The)	569	59,194

		74,235

Food — 0.7%
Hershey Co. (The)	26	2,972
Hormel Foods Corp.	38	1,698
Ingredion, Inc.	13	1,219
JM Smucker Co. (The)	28	3,232
Kellogg Co.	78	4,485
Kroger Co. (The)	120	2,953
Lancaster Colony Corp.	2	278
McCormick & Co., Inc.	15	2,234
Mondelez International, Inc., Class A	267	13,336
Sysco Corp.	85	5,683
Tyson Foods, Inc., Class A	58	4,049

		42,139

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Healthcare - Products — 7.6%
Abbott Laboratories	976		78,031
ABIOMED, Inc. (a)	19		5,542
Align Technology, Inc. (a)	31		8,897
Baxter International, Inc.	249		20,243
Becton Dickinson & Co.	142		35,567
Boston Scientific Corp. (a)	595		22,852
Cooper Cos., Inc. (The)	21		6,290
Danaher Corp.	300		39,608
DENTSPLY SIRONA, Inc.	104		5,143
Edwards Lifesciences Corp. (a)	89		17,079
Henry Schein, Inc. (a)	65		3,896
Hill-Rom Holdings, Inc.	2		175
Hologic, Inc. (a)	115		5,583
IDEXX Laboratories, Inc. (a)	37		8,269
Intuitive Surgical, Inc. (a)	49		28,066
Medtronic plc, (Ireland)	803		73,101
Patterson Cos., Inc.	25		556
ResMed, Inc.	75		7,849
STERIS plc	6		791
Stryker Corp.	160		31,531
Teleflex, Inc.	20		5,987
Thermo Fisher Scientific, Inc.	173		47,341
Varian Medical Systems, Inc. (a)	39		5,542
West Pharmaceutical Services, Inc.	1		112
Zimmer Biomet Holdings, Inc.	88		11,185

			469,236

Healthcare - Services — 4.0%
Anthem, Inc.	132		37,897
Centene Corp. (a)	178		9,426
DaVita, Inc. (a)	54		2,952
Encompass Health Corp.	10		569
HCA Healthcare, Inc.	115		14,960
Humana, Inc.	65		17,374
IQVIA Holdings, Inc. (a)	68		9,786
Laboratory Corp. of America Holdings (a)	42		6,492
Quest Diagnostics, Inc.	82		7,382
UnitedHealth Group, Inc.	524		129,608
Universal Health Services, Inc., Class B	36		4,787
WellCare Health Plans, Inc. (a)	21		5,778

			247,011

Household Products/Wares — 0.3%
Avery Dennison Corp.	12		1,368
Church & Dwight Co., Inc.	25		1,761
Clorox Co. (The)	23		3,630
Kimberly-Clark Corp.	95		11,711
WD-40 Co.	—	(h)	16

			18,486

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — 14.3%
AbbVie, Inc.	1,269	102,304
Allergan plc	134	19,669
AmerisourceBergen Corp., Class A	92	7,290
Bristol-Myers Squibb Co.	1,090	52,009
Cardinal Health, Inc.	214	10,311
Cigna Corp.	163	26,264
CVS Health Corp.	557	30,056
Eli Lilly & Co.	370	48,008
Johnson & Johnson	1,655	231,322
McKesson Corp.	102	11,958
Merck & Co., Inc.	1,654	137,559
Mylan NV (a)	221	6,261
Nektar Therapeutics, Class A (a)	75	2,519
Perrigo Co. plc, (Ireland)	64	3,079
Pfizer, Inc.	3,927	166,779
Zoetis, Inc., Class A	230	23,185

		878,573

Total Consumer Non-cyclical		2,100,358

Energy — 11.7%
Oil & Gas — 10.0%
Anadarko Petroleum Corp.	241	10,951
Apache Corp.	181	6,271
Cabot Oil & Gas Corp.	204	5,326
Chevron Corp.	1,490	183,537
Cimarex Energy Co.	49	3,418
Concho Resources, Inc.	97	10,728
ConocoPhillips	547	36,491
Devon Energy Corp.	211	6,667
Diamondback Energy, Inc.	74	7,562
EOG Resources, Inc.	280	26,610
Exxon Mobil Corp.	2,042	165,004
Helmerich & Payne, Inc.	53	2,930
Hess Corp.	123	7,390
HollyFrontier Corp.	76	3,731
Marathon Oil Corp.	394	6,592
Marathon Petroleum Corp.	512	30,618
Noble Energy, Inc.	233	5,764
Occidental Petroleum Corp.	361	23,916
Phillips 66	321	30,526
Pioneer Natural Resources Co.	81	12,358
Valero Energy Corp.	345	29,264

		615,654

Oil & Gas Services — 0.9%
Baker Hughes a GE Co., Class A	247	6,859

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas Services — continued
Halliburton Co.	421	12,322
National Oilwell Varco, Inc.	185	4,923
Schlumberger Ltd.	668	29,105
TechnipFMC plc, (United Kingdom)	205	4,823

		58,032

Pipelines — 0.8%
Kinder Morgan, Inc.	938	18,774
ONEOK, Inc.	198	13,856
Williams Cos., Inc. (The)	584	16,763

		49,393

Total Energy		723,079

Financial — 7.6%
Banks — 4.4%
Associated Banc-Corp.	92	1,958
BancFirst Corp.	25	1,307
BancorpSouth Bank	57	1,599
Bank of America Corp.	1,505	41,529
Bank of New York Mellon Corp. (The)	174	8,784
Bank OZK	50	1,441
Banner Corp.	12	631
BB&T Corp.	215	9,987
BOK Financial Corp.	20	1,614
Cathay General Bancorp	53	1,782
Chemical Financial Corp.	45	1,842
Citizens Financial Group, Inc.	164	5,320
Columbia Banking System, Inc.	15	478
Comerica, Inc.	50	3,692
Commerce Bancshares, Inc.	31	1,827
Community Bank System, Inc.	9	551
Cullen/Frost Bankers, Inc.	25	2,421
CVB Financial Corp.	76	1,607
First Busey Corp.	57	1,394
First Financial Bankshares, Inc.	7	433
First Horizon National Corp.	162	2,261
First Interstate BancSystem, Inc., Class A	37	1,462
First Merchants Corp.	39	1,454
First Midwest Bancorp, Inc.	18	369
First Republic Bank	21	2,082
Glacier Bancorp, Inc.	16	651
Goldman Sachs Group, Inc. (The)	50	9,603
Home BancShares, Inc.	96	1,681
Hope Bancorp, Inc.	37	479
Huntington Bancshares, Inc.	415	5,256
Independent Bank Corp.	4	344
Independent Bank Group, Inc.	27	1,364
KeyCorp.	391	6,160
LegacyTexas Financial Group, Inc.	30	1,109

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Morgan Stanley	319	13,477
NBT Bancorp, Inc.	8	299
Northern Trust Corp.	46	4,175
PNC Financial Services Group, Inc. (The)	110	13,513
Prosperity Bancshares, Inc.	28	1,948
Regions Financial Corp.	360	5,100
S&T Bancorp, Inc.	7	264
ServisFirst Bancshares, Inc.	42	1,414
Simmons First National Corp., Class A	15	363
South State Corp.	24	1,606
State Street Corp.	88	5,821
SunTrust Banks, Inc.	126	7,467
Towne Bank	58	1,440
UMB Financial Corp.	25	1,586
Union Bankshares Corp.	50	1,602
United Community Banks, Inc.	3	80
US Bancorp	363	17,484
Webster Financial Corp.	39	1,961
Wells Fargo & Co.	1,204	58,186
WesBanco, Inc.	42	1,685
Westamerica Bancorporation	5	319
Wintrust Financial Corp.	23	1,553
Zions Bancorp NA	61	2,757

		268,572

Diversified Financial Services — 1.4%
Air Lease Corp., Class A	4	148
American Express Co.	88	9,640
Ameriprise Financial, Inc.	35	4,487
BlackRock, Inc., Class A	30	12,846
CME Group, Inc., Class A	46	7,551
Discover Financial Services	75	5,343
Eaton Vance Corp.	25	1,001
Evercore, Inc., Class A	6	568
Franklin Resources, Inc.	80	2,660
Intercontinental Exchange, Inc.	64	4,881
Mastercard, Inc., Class A	41	9,599
Nasdaq, Inc.	28	2,476
Raymond James Financial, Inc.	17	1,339
SEI Investments Co.	14	707
T Rowe Price Group, Inc.	58	5,837
TD Ameritrade Holding Corp.	59	2,929
Visa, Inc., Class A	100	15,566

		87,578

Insurance — 1.7%
Aflac, Inc.	154	7,712
Allstate Corp. (The)	67	6,332
American Financial Group, Inc.	13	1,272

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Insurance — continued
Aon plc, (United Kingdom)	22		3,781
Argo Group International Holdings Ltd., (Bermuda)	3		212
Arthur J Gallagher & Co.	32		2,528
Assurant, Inc.	12		1,100
Assured Guaranty Ltd., (Bermuda)	8		377
Axis Capital Holdings Ltd., (Bermuda)	20		1,114
Brown & Brown, Inc.	11		335
Chubb Ltd., (Switzerland)	85		11,949
Cincinnati Financial Corp.	34		2,944
CNO Financial Group, Inc.	30		478
Erie Indemnity Co., Class A	2		285
Everest Re Group Ltd., (Bermuda)	8		1,755
FBL Financial Group, Inc., Class A	1		86
Fidelity National Financial, Inc.	83		3,025
First American Financial Corp.	27		1,407
Hanover Insurance Group, Inc. (The)	7		823
Hartford Financial Services Group, Inc. (The)	94		4,655
Horace Mann Educators Corp.	3		101
Lincoln National Corp.	40		2,373
Marsh & McLennan Cos., Inc.	83		7,834
MetLife, Inc.	312		13,270
Old Republic International Corp.	85		1,779
Primerica, Inc.	2		209
Prudential Financial, Inc.	146		13,431
Reinsurance Group of America, Inc., Class A	8		1,204
RenaissanceRe Holdings Ltd., (Bermuda)	3		366
RLI Corp.	—	(h)	22
Selective Insurance Group, Inc.	2		116
Torchmark Corp.	17		1,356
Travelers Cos., Inc. (The)	56		7,690
Unum Group	60		2,038
WR Berkley Corp.	9		767

			104,726

Private Equity — 0.0% (g)
Kennedy-Wilson Holdings, Inc.	27		585

Real Estate — 0.0% (g)
Jones Lang LaSalle, Inc.	2		313

Savings & Loans — 0.1%
Investors Bancorp, Inc.	166		1,969
Northwest Bancshares, Inc.	29		496
Provident Financial Services, Inc.	59		1,522
Washington Federal, Inc.	17		480
WSFS Financial Corp.	5		186

			4,653

Total Financials			466,427

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Industrials — 5.8%
Aerospace/Defense — 1.5%
Boeing Co. (The)	80		30,514
General Dynamics Corp.	47		7,967
Harris Corp.	14		2,229
L3 Technologies, Inc.	9		1,824
Lockheed Martin Corp.	58		17,352
MSA Safety, Inc.	2		169
Northrop Grumman Corp.	23		6,146
Raytheon Co.	42		7,657
United Technologies Corp.	155		19,945

			93,803

Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	15		723
Johnson Controls International plc	229		8,470
Lennox International, Inc.	2		648
Masco Corp.	22		882
MDU Resources Group, Inc.	37		959
Owens Corning	13		606
Simpson Manufacturing Co., Inc.	1		36
Vulcan Materials Co.	10		1,182

			13,506

Electrical Components & Equipments — 0.2%
Emerson Electric Co.	157		10,744
Hubbell, Inc., Class B	10		1,167
Littelfuse, Inc.	—	(h)	83

			11,994

Electronics — 1.0%
Agilent Technologies, Inc.	137		10,973
Allegion plc, (Ireland)	4		376
Amphenol Corp., Class A	21		2,026
Brady Corp., Class A	2		78
FLIR Systems, Inc.	10		453
Gentex Corp.	37		765
Honeywell International, Inc.	130		20,599
Mettler-Toledo International, Inc. (a)	11		7,701
National Instruments Corp.	14		601
nVent Electric plc, (United Kingdom)	24		638
PerkinElmer, Inc.	48		4,590
SYNNEX Corp.	3		239
TE Connectivity Ltd., (Switzerland)	58		4,719
Waters Corp. (a)	31		7,712

			61,470

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	18		811
Republic Services, Inc., Class A	45		3,626
Waste Management, Inc.	68		7,087

			11,524

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	8	663
Regal Beloit Corp.	2	132
Snap-on, Inc.	9	1,345
Stanley Black & Decker, Inc.	24	3,235

		5,375

Machinery - Construction & Mining — 0.3%
BWX Technologies, Inc.	5	247
Caterpillar, Inc.	122	16,582
Oshkosh Corp.	6	454

		17,283

Machinery - Diversified — 0.3%
AGCO Corp.	3	241
Applied Industrial Technologies, Inc.	3	164
Cummins, Inc.	38	6,040
Dover Corp.	22	2,031
Graco, Inc.	12	601
IDEX Corp.	6	940
Nordson Corp.	2	306
Rockwell Automation, Inc.	21	3,715
Roper Technologies, Inc.	5	1,650
Wabtec Corp.	4	279
Xylem, Inc.	16	1,263

		17,230

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	8	360
Worthington Industries, Inc.	4	161

		521

Miscellaneous Manufacturers — 0.9%
3M Co.	128	26,592
AO Smith Corp.	16	879
AptarGroup, Inc.	6	622
Carlisle Cos., Inc.	4	487
Donaldson Co., Inc.	10	512
Eaton Corp. plc	124	10,000
Hillenbrand, Inc.	4	153
Illinois Tool Works, Inc.	72	10,355
Ingersoll-Rand plc	42	4,515
ITT, Inc.	2	120
Trinity Industries, Inc.	16	353

		54,588

Packaging & Containers — 0.1%
Bemis Co., Inc.	13	698
Packaging Corp. of America	23	2,301
Silgan Holdings, Inc.	5	140
Sonoco Products Co.	24	1,493
WestRock Co.	88	3,362

		7,994

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	909

Transportation — 1.0%
CH Robinson Worldwide, Inc.	23	1,989
CSX Corp.	88	6,561
Expeditors International of Washington, Inc.	18	1,351
FedEx Corp.	28	4,998
JB Hunt Transport Services, Inc.	7	750
Kansas City Southern	11	1,261
Ryder System, Inc.	19	1,166
Union Pacific Corp.	124	20,755
United Parcel Service, Inc., Class B	194	21,669

		60,500

Trucking & Leasing — 0.0% (g)
GATX Corp.	4	272

Total Industrials		356,969

Technology — 17.3%
Computers — 1.7%
Accenture plc, (Ireland), Class A	91	16,060
Apple, Inc.	418	79,330
Fortinet, Inc. (a)	73	6,159
NetApp, Inc.	45	3,143

		104,692

Office/Business Equipment — 0.0% (g)
Xerox Corp.	45	1,450

Semiconductors — 1.5%
Analog Devices, Inc.	61	6,433
Broadcom, Inc.	124	37,396
KLA-Tencor Corp.	32	3,871
Lam Research Corp.	32	5,701
Maxim Integrated Products, Inc.	69	3,662
Microchip Technology, Inc.	29	2,437
MKS Instruments, Inc.	3	257
NVIDIA Corp.	20	3,525
Skyworks Solutions, Inc.	24	1,969
Texas Instruments, Inc.	221	23,421
Xilinx, Inc.	22	2,747

		91,419

Software — 14.1%
Activision Blizzard, Inc.	42	1,917
Adobe, Inc. (a)	246	65,580
ANSYS, Inc. (a)	42	7,741
Autodesk, Inc. (a)	111	17,235

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Broadridge Financial Solutions, Inc.	18	1,893
Cadence Design Systems, Inc. (a)	142	9,006
Cerner Corp. (a)	139	7,980
Citrix Systems, Inc.	63	6,308
Fidelity National Information Services, Inc.	29	3,277
Intuit, Inc.	146	38,060
j2 Global, Inc.	5	407
Jack Henry & Associates, Inc.	6	883
Microsoft Corp.	4,533	534,618
MSCI, Inc., Class A	9	1,853
Oracle Corp.	1,593	85,545
Red Hat, Inc. (a)	89	16,313
salesforce.com, Inc. (a)	386	61,192
Synopsys, Inc. (a)	76	8,717

		868,525

Total Technology		1,066,086

Utilities — 1.9%
Electric — 1.7%
AES Corp.	174	3,148
ALLETE, Inc.	8	692
Alliant Energy Corp.	56	2,629
American Electric Power Co., Inc.	130	10,869
Avista Corp.	14	556
Black Hills Corp.	10	744
CenterPoint Energy, Inc.	152	4,652
CMS Energy Corp.	62	3,417
Consolidated Edison, Inc.	85	7,189
DTE Energy Co.	42	5,292
El Paso Electric Co.	4	217
Evergy, Inc.	67	3,874
Eversource Energy	72	5,135
IDACORP, Inc.	7	743
MGE Energy, Inc.	4	264
NextEra Energy, Inc.	102	19,652
NorthWestern Corp.	11	745
OGE Energy Corp.	51	2,187
Otter Tail Corp.	4	185
Pinnacle West Capital Corp.	29	2,800
PNM Resources, Inc.	13	638
Portland General Electric Co.	15	778
Public Service Enterprise Group, Inc.	128	7,604
Sempra Energy	65	8,225
WEC Energy Group, Inc.	74	5,845
Xcel Energy, Inc.	116	6,522

		104,602

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Gas — 0.1%
Atmos Energy Corp.	18		1,840
National Fuel Gas Co.	15		900
New Jersey Resources Corp.	11		572
NiSource, Inc.	79		2,277
South Jersey Industries, Inc.	24		765
Southwest Gas Holdings, Inc.	7		611
Spire, Inc.	10		837
UGI Corp.	26		1,416

			9,218

Water — 0.1%
American States Water Co.	1		74
American Water Works Co., Inc.	27		2,845
Aqua America, Inc.	32		1,170
California Water Service Group	1		60

			4,149

Total Utilities			117,969

Total Common Stocks (Cost $5,976,558)			6,134,822

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.4%
Time Deposits — 1.4%
Barclays SA, 1.78%, 04/01/2019	22,013		22,013
BNP Paribas SA, 1.78%, 04/01/2019	17,653		17,653
Brown Brothers Harriman, 1.78%, 04/01/2019	—	(h)	—	(h)
Citibank NA, 1.78%, 04/01/2019	49,097		49,097

Total Short-Term Investments (Cost $88,763)			88,763

Total Investments — 101.1% (Cost $6,065,321)*			6,223,585
Liabilities in Excess of Other Assets — (1.1)%			(70,398)

NET ASSETS — 100.0%			$6,153,187

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
NASDAQ 100 E-mini Index	3	06/2019	USD	445	(1)
S&P 500 E-mini Index	43	06/2019	USD	6,072	29

Total unrealized appreciation (depreciation)					28

Six Circles U.S. Unconstrained Equity Fund

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2019

(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Six Circles U.S. Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	14.1%
Software	14.0%
Internet	13.0%
Oil & Gas	9.9%
Healthcare - Products	7.5%
Banks	4.3%
Healthcare - Services	4.0%
Biotechnology	3.8%
Retail	3.0%
Telecommunications	2.1%
Computers	1.7%
Electric	1.7%
Insurance	1.7%
Aerospace/Defense	1.5%
Beverages	1.5%
Semiconductors	1.5%
Diversified Financial Services	1.4%
Cosmetics/Personal Care	1.2%
Others (Each less than 1.0%)	10.7%
Short-Term Investments	1.4%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.5%
Australia — 0.7%
BHP Group plc	916	22,111
MMG Ltd. (a)	736	300

		22,411

Austria — 0.4%
ANDRITZ AG	4	177
Erste Group Bank AG	18	658
OMV AG	120	6,517
Raiffeisen Bank International AG	32	711
Verbund AG	48	2,291
voestalpine AG	30	902

		11,256

Belgium — 1.5%
Ageas	77	3,730
Anheuser-Busch InBev SA	306	25,664
Colruyt SA	31	2,264
Groupe Bruxelles Lambert SA	5	466
KBC Group NV	15	1,037
Proximus SADP	10	288
Solvay SA	13	1,383
Telenet Group Holding NV	3	144
UCB SA	77	6,579
Umicore SA	56	2,487

		44,042

Chile — 0.0% (g)
Antofagasta plc	23	290

China — 0.8%
3SBio, Inc. (e)	378	742
51job, Inc., ADR (a)	7	583
Baozun, Inc., ADR (a)	11	463
BeiGene Ltd., ADR (a)	10	1,288
CAR, Inc. (a)	227	196
China Conch Venture Holdings Ltd.	483	1,728
China Medical System Holdings Ltd.	408	397
China Oriental Group Co. Ltd.	334	210
China Zhongwang Holdings Ltd.	491	268
CIFI Holdings Group Co. Ltd.	1,064	808
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	376	216

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
Future Land Development Holdings Ltd.	524	651
GDS Holdings Ltd., ADR (a)	18	637
Genscript Biotech Corp. (a)	274	518
GOME Retail Holdings Ltd. (a)	3,345	311
Greentown China Holdings Ltd.	277	277
Greentown Service Group Co. Ltd.	296	263
Haitian International Holdings Ltd.	192	437
HengTen Networks Group Ltd. (a)	6,880	209
Hua Hong Semiconductor Ltd. (e)	135	317
Huaneng Renewables Corp. Ltd., Class H	1,488	414
Inner Mongolia Yitai Coal Co. Ltd., Class B	331	407
Kaisa Group Holdings Ltd.	627	285
Kingdee International Software Group Co. Ltd.	695	807
Kingsoft Corp. Ltd.	246	627
KWG Group Holdings Ltd.	393	475
Luye Pharma Group Ltd. (e)	351	307
Minth Group Ltd.	222	700
Noah Holdings Ltd., ADR (a)	10	478
Semiconductor Manufacturing International Corp. (a)	905	917
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	608	581
Shui On Land Ltd.	1,154	286
Sihuan Pharmaceutical Holdings Group Ltd.	1,129	274
Sino-Ocean Group Holding Ltd.	949	417
Sinotrans Ltd., Class H	614	264
Sinotruk Hong Kong Ltd.	206	440
SOHO China Ltd. (a)	663	279
Tong Ren Tang Technologies Co. Ltd., Class H	182	245
Uni-President China Holdings Ltd.	384	377
Xinyi Solar Holdings Ltd.	920	443
Yangzijiang Shipbuilding Holdings Ltd.	733	814
Yihai International Holding Ltd.	141	628
Yuzhou Properties Co. Ltd.	515	312
YY, Inc., ADR (a)	15	1,235
Zhaojin Mining Industry Co. Ltd., Class H	329	329
Zhongsheng Group Holdings Ltd.	169	420

		23,280

Denmark — 1.7%
AP Moller - Maersk A/S, Class A	1	1,528
AP Moller - Maersk A/S, Class B	2	2,920
Carlsberg A/S, Class B	77	9,678
Chr Hansen Holding A/S	51	5,183
Coloplast A/S, Class B	53	5,844
Danske Bank A/S	108	1,906
Demant A/S (a)	31	931
DSV A/S	74	6,088
Genmab A/S (a)	4	635
H Lundbeck A/S	4	171

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
ISS A/S	10	302
Novo Nordisk A/S, Class B	109	5,681
Novozymes A/S, Class B	13	599
Orsted A/S (e)	72	5,448
Pandora A/S	6	304
Tryg A/S	47	1,290
Vestas Wind Systems A/S	13	1,129

		49,637

Finland — 1.8%
Elisa OYJ	38	1,713
Fortum OYJ	126	2,578
Kone OYJ, Class B	20	1,018
Metso OYJ (a)	6	206
Neste OYJ	153	16,349
Nokia OYJ	3,427	19,521
Nokian Renkaat OYJ	8	256
Nordea Bank Abp	181	1,377
Orion OYJ, Class B	7	255
Sampo OYJ, Class A	26	1,195
Stora Enso OYJ, Class R	93	1,135
UPM-Kymmene OYJ	220	6,418
Wartsila OYJ Abp	26	427

		52,448

France — 17.1%
Accor SA	11	454
Aeroports de Paris	14	2,651
Air Liquide SA	26	3,275
Airbus SE	200	26,570
Alstom SA	56	2,429
Amundi SA (e)	3	216
Arkema SA	12	1,101
Atos SE	39	3,733
AXA SA	385	9,683
BioMerieux	3	217
BNP Paribas SA	251	11,922
Bollore SA	58	260
Bouygues SA	66	2,353
Bureau Veritas SA	16	371
Capgemini SE	81	9,794
Carrefour SA	268	5,012
Casino Guichard Perrachon SA	49	2,136
Cie de Saint-Gobain	186	6,727
Cie Generale des Etablissements Michelin SCA	31	3,696
CNP Assurances	30	664
Covivio	3	313
Credit Agricole SA	257	3,108
Danone SA	247	19,023

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Dassault Aviation SA	1	994
Dassault Systemes SE	58	8,612
Edenred	119	5,432
Eiffage SA	5	448
Electricite de France SA	397	5,438
Engie SA	507	7,563
EssilorLuxottica SA	120	13,069
Eurazeo SE	3	225
Eutelsat Communications SA	10	173
Faurecia SA	9	396
Gecina SA	3	484
Getlink SE	127	1,929
Hermes International	10	6,808
ICADE	2	161
Iliad SA	2	151
Imerys SA	2	93
Ingenico Group SA	15	1,084
Ipsen SA	12	1,642
JCDecaux SA	4	128
Kering SA	19	11,112
Klepierre SA	60	2,111
Legrand SA	16	1,062
L’Oreal SA	15	4,072
LVMH Moet Hennessy Louis Vuitton SE	74	27,357
Natixis SA	55	296
Orange SA	361	5,887
Pernod Ricard SA	137	24,634
Peugeot SA	179	4,361
Publicis Groupe SA	13	674
Remy Cointreau SA	9	1,202
Renault SA	67	4,397
Rexel SA	129	1,460
Safran SA	181	24,863
Sanofi	675	59,667
Sartorius Stedim Biotech	19	2,436
Schneider Electric SE	128	10,028
SCOR SE	82	3,491
SEB SA	1	244
Societe BIC SA	1	129
Societe Generale SA	223	6,456
Sodexo SA	5	581
Suez	22	289
Teleperformance	25	4,539
Thales SA	56	6,666
TOTAL SA	1,981	110,232
Ubisoft Entertainment SA (a)	29	2,592
Unibail-Rodamco-Westfield	8	1,350

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Valeo SA	42	1,221
Veolia Environnement SA	32	717
Vinci SA	110	10,723
Vivendi SA	62	1,800
Wendel SA	2	223

		507,410

Germany — 6.2%
1&1 Drillisch AG	3	106
adidas AG	11	2,657
Allianz SE (Registered)	25	5,674
Axel Springer SE	3	142
BASF SE	55	4,064
Bayer AG (Registered)	236	15,194
Bayerische Motoren Werke AG	78	5,990
Beiersdorf AG	6	624
Brenntag AG	9	472
Commerzbank AG (a)	283	2,193
Continental AG	7	987
Covestro AG (e)	40	2,183
Daimler AG (Registered)	224	13,121
Delivery Hero SE (a) (e)	5	190
Deutsche Bank AG (Registered)	667	5,439
Deutsche Boerse AG	83	10,645
Deutsche Lufthansa AG (Registered)	149	3,279
Deutsche Post AG (Registered)	59	1,914
Deutsche Telekom AG (Registered)	200	3,324
Deutsche Wohnen SE	136	6,618
E.ON SE	131	1,457
Evonik Industries AG	28	752
Fraport AG Frankfurt Airport Services Worldwide	2	181
Fresenius Medical Care AG & Co. KGaA	38	3,035
Fresenius SE & Co. KGaA	53	2,956
GEA Group AG	11	278
Hannover Rueck SE	22	3,220
HeidelbergCement AG	35	2,539
Henkel AG & Co. KGaA	6	588
HOCHTIEF AG	1	174
HUGO BOSS AG	4	284
Infineon Technologies AG	68	1,342
Innogy SE (e)	8	383
KION Group AG	5	240
LANXESS AG	5	270
Merck KGaA	69	7,873
METRO AG	109	1,809
MTU Aero Engines AG	36	8,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9	2,106
OSRAM Licht AG	6	215

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
ProSiebenSat.1 Media SE	15	213
Puma SE	4	2,044
RWE AG	31	827
SAP SE	59	6,783
Siemens AG (Registered)	192	20,607
Siemens Healthineers AG (e)	70	2,937
Symrise AG, Class A	55	4,959
Telefonica Deutschland Holding AG	42	132
thyssenkrupp AG	26	358
TUI AG	28	272
Uniper SE	101	3,033
United Internet AG (Registered)	7	260
Volkswagen AG	9	1,515
Vonovia SE	152	7,891
Wirecard AG	82	10,301
Zalando SE (a) (e)	7	286

		185,033

Hong Kong — 1.4%
Alibaba Pictures Group Ltd. (a)	4,320	767
ASM Pacific Technology Ltd.	89	990
Bank of East Asia Ltd. (The)	380	1,236
China Agri-Industries Holdings Ltd.	679	233
China Everbright Ltd.	284	564
China First Capital Group Ltd. (a)	824	436
China Jinmao Holdings Group Ltd.	1,574	1,029
China Power International Development Ltd.	1,386	355
China Traditional Chinese Medicine Holdings Co. Ltd.	682	406
China Travel International Investment Hong Kong Ltd.	672	171
COSCO SHIPPING Ports Ltd.	510	551
Dairy Farm International Holdings Ltd.	99	833
Far East Horizon Ltd.	644	683
Hang Lung Group Ltd.	263	845
Hang Lung Properties Ltd.	601	1,468
HK Electric Investments & HK Electric Investments Ltd.	781	797
HKT Trust & HKT Ltd.	1,124	1,807
Hutchison China MediTech Ltd., ADR (a)	16	489
Hysan Development Co. Ltd.	186	997
Jiayuan International Group Ltd.	304	161
Kerry Properties Ltd.	196	874
Kingboard Holdings Ltd.	210	746
Kingboard Laminates Holdings Ltd.	329	347
Lee & Man Paper Manufacturing Ltd.	457	390
Link REIT	627	7,336
Melco Resorts & Entertainment Ltd., ADR	73	1,658
New World Development Co. Ltd.	1,818	3,017
NWS Holdings Ltd.	463	1,014
PCCW Ltd.	1,261	784

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hong Kong — continued
Shanghai Industrial Holdings Ltd.	154	363
Shangri-La Asia Ltd.	368	523
Shenzhen International Holdings Ltd.	284	604
Shenzhen Investment Ltd.	1,046	400
Sino Land Co. Ltd.	980	1,898
SJM Holdings Ltd.	586	670
SSY Group Ltd.	452	422
Techtronic Industries Co. Ltd.	408	2,744
Towngas China Co. Ltd. (a)	316	248
Wharf Holdings Ltd. (The)	362	1,094
Wheelock & Co. Ltd.	243	1,783
Yue Yuen Industrial Holdings Ltd.	214	735
Yuexiu Property Co. Ltd.	2,332	562

		43,030

India — 0.6%
Ambuja Cements Ltd.	176	598
Ashok Leyland Ltd.	349	458
Bharat Forge Ltd.	63	463
Cadila Healthcare Ltd.	61	306
Container Corp. Of India Ltd.	62	469
Divi’s Laboratories Ltd.	24	591
Dr Reddy’s Laboratories Ltd.	34	1,372
Glenmark Pharmaceuticals Ltd.	41	382
Havells India Ltd.	77	855
Hindalco Industries Ltd.	342	1,011
Indiabulls Housing Finance Ltd., ADR	82	1,022
InterGlobe Aviation Ltd. (e)	27	561
LIC Housing Finance Ltd.	88	672
Lupin Ltd.	66	703
Mahindra & Mahindra Financial Services Ltd.	90	549
Marico Ltd.	132	663
Page Industries Ltd.	2	591
Petronet LNG Ltd.	177	640
Pidilite Industries Ltd.	37	658
Piramal Enterprises Ltd.	25	982
REC Ltd.	204	449
Shriram Transport Finance Co. Ltd.	44	806
Tata Power Co. Ltd. (The)	305	324
United Spirits Ltd. (a)	86	688
UPL Ltd.	107	1,476
Zee Entertainment Enterprises Ltd.	143	916

		18,205

Indonesia — 0.2%
Adaro Energy Tbk. PT	4,251	403
Bank Danamon Indonesia Tbk. PT (a)	858	561
Bank Tabungan Negara Persero Tbk. PT	1,253	215
Bukit Asam Tbk. PT	863	255

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Indonesia — continued
Bumi Serpong Damai Tbk. PT (a)	2,170	215
Charoen Pokphand Indonesia Tbk. PT	2,197	988
Indofood Sukses Makmur Tbk. PT	1,280	573
Jasa Marga Persero Tbk. PT	642	270
Pabrik Kertas Tjiwi Kimia Tbk. PT	380	294
Pakuwon Jati Tbk. PT	4,805	233
Semen Indonesia Persero Tbk. PT	877	861
Surya Citra Media Tbk. PT	2,008	234
Tower Bersama Infrastructure Tbk. PT	612	169

		5,271

Ireland — 0.8%
AerCap Holdings NV (a)	78	3,653
AIB Group plc	77	347
Bank of Ireland Group plc	196	1,171
CRH plc	50	1,546
DCC plc	6	511
Kerry Group plc, Class A	114	12,722
Kingspan Group plc	13	585
Paddy Power Betfair plc	4	343
Ryanair Holdings plc, ADR (a)	5	401
Smurfit Kappa Group plc	54	1,504

		22,783

Isle of Man — 0.0% (g)
GVC Holdings plc	35	258

Italy — 3.5%
Assicurazioni Generali SpA	214	3,965
Atlantia SpA	70	1,827
Davide Campari-Milano SpA	402	3,945
Enel SpA	1,689	10,820
ENI SpA	2,744	48,491
Ferrari NV	37	4,945
Intesa Sanpaolo SpA	1,972	4,813
Leonardo SpA	63	738
Mediobanca Banca di Credito Finanziario SpA	122	1,275
Moncler SpA	53	2,144
Pirelli & C SpA (a) (e)	23	146
Poste Italiane SpA (e)	31	299
Prysmian SpA	61	1,152
Recordati SpA	7	267
Snam SpA	1,813	9,327
Telecom Italia SpA (a)	3,935	2,451
Telecom Italia SpA	2,209	1,254
Terna Rete Elettrica Nazionale SpA	84	531
UniCredit SpA	545	7,007

		105,397

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Luxembourg — 0.7%
ArcelorMittal	226	4,595
Aroundtown SA	651	5,373
Eurofins Scientific SE	1	307
Millicom International Cellular SA, ADR	4	261
RTL Group SA	2	117
SES SA, Class A	220	3,421
Tenaris SA	448	6,315

		20,389

Macau — 0.1%
MGM China Holdings Ltd.	279	585
Wynn Macau Ltd.	464	1,096

		1,681

Malaysia — 0.2%
AirAsia Group Bhd.	477	311
Alliance Bank Malaysia Bhd.	346	347
AMMB Holdings Bhd.	524	586
British American Tobacco Malaysia Bhd.	43	378
Fraser & Neave Holdings Bhd.	45	387
Gamuda Bhd.	599	424
Genting Plantations Bhd.	101	261
IJM Corp. Bhd.	877	478
IOI Properties Group Bhd.	518	168
Press Metal Aluminium Holdings Bhd.	424	469
QL Resources Bhd.	221	372
Sime Darby Bhd.	724	396
Sime Darby Property Bhd.	1,004	273
SP Setia Bhd. Group	492	274
Telekom Malaysia Bhd.	339	266
Top Glove Corp. Bhd.	430	487
Westports Holdings Bhd.	357	329
YTL Corp. Bhd.	999	260

		6,466

Mexico — 0.0% (g)
Fresnillo plc	13	142

Netherlands — 12.9%
ABN AMRO Group NV, CVA, GDR (e)	25	567
Adyen NV (a) (e)	1	483
Aegon NV	908	4,361
Akzo Nobel NV	13	1,186
ASML Holding NV	106	19,903
EXOR NV	20	1,283
Heineken Holding NV	46	4,632
Heineken NV	104	10,977
ING Groep NV	672	8,149
Koninklijke Ahold Delhaize NV	1,272	33,857
Koninklijke DSM NV	45	4,874

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Koninklijke KPN NV	200	635
Koninklijke Philips NV	149	6,075
Koninklijke Vopak NV	58	2,800
NN Group NV	146	6,082
NXP Semiconductors NV	94	8,284
QIAGEN NV (a)	101	4,085
Randstad NV	29	1,408
Royal Dutch Shell plc, Class A	4,458	140,081
Royal Dutch Shell plc, Class B	3,642	115,101
Wolters Kluwer NV	143	9,756

		384,579

Norway — 1.8%
Aker BP ASA	119	4,245
DNB ASA	57	1,054
Equinor ASA	1,349	29,667
Gjensidige Forsikring ASA	13	222
Mowi ASA	467	10,423
Norsk Hydro ASA	267	1,084
Orkla ASA	327	2,509
Schibsted ASA, Class B	54	1,922
Telenor ASA	44	876
Yara International ASA	29	1,170

		53,172

Pakistan — 0.0% (g)
Habib Bank Ltd.	143	135
MCB Bank Ltd.	135	188

		323

Philippines — 0.1%
Alliance Global Group, Inc.	1,189	366
DMCI Holdings, Inc.	1,210	277
Globe Telecom, Inc.	10	369
GT Capital Holdings, Inc. (a)	27	474
International Container Terminal Services, Inc.	274	682
Megaworld Corp.	3,301	365
Metro Pacific Investments Corp.	4,196	388
Robinsons Land Corp.	624	291
Security Bank Corp.	68	224

		3,436

Portugal — 0.3%
EDP - Energias de Portugal SA	474	1,866
Galp Energia SGPS SA	380	6,096
Jeronimo Martins SGPS SA	14	211

		8,173

Singapore — 0.6%
Ascendas Real Estate Investment Trust	814	1,750
BOC Aviation Ltd. (e)	66	537
CapitaLand Commercial Trust	826	1,184

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Singapore — continued
CapitaLand Mall Trust	789	1,386
City Developments Ltd.	130	869
ComfortDelGro Corp. Ltd.	661	1,257
Golden Agri-Resources Ltd.	2,137	442
Keppel Corp. Ltd.	446	2,055
SATS Ltd.	220	832
Sembcorp Industries Ltd.	330	622
Singapore Exchange Ltd.	237	1,280
Singapore Technologies Engineering Ltd.	491	1,356
Suntec Real Estate Investment Trust	657	947
UOL Group Ltd.	165	848
Venture Corp. Ltd.	85	1,129

		16,494

South Africa — 0.0% (g)
Investec plc	39	223

South Korea — 1.1%
BGF retail Co. Ltd.	2	449
BNK Financial Group, Inc.	75	443
Celltrion Pharm, Inc. (a)	5	225
Cheil Worldwide, Inc.	20	436
CJ CheilJedang Corp.	2	676
CJ Corp.	4	465
CJ ENM Co. Ltd.	3	651
CJ Logistics Corp. (a)	2	352
Coway Co. Ltd.	15	1,271
Daelim Industrial Co. Ltd.	8	695
Daewoo Engineering & Construction Co. Ltd. (a)	49	218
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	11	281
DB Insurance Co. Ltd.	15	884
DGB Financial Group, Inc.	49	351
Doosan Bobcat, Inc.	13	365
Fila Korea Ltd.	15	1,002
GS Engineering & Construction Corp.	18	673
GS Holdings Corp.	15	691
GS Retail Co. Ltd.	8	274
Hanmi Pharm Co. Ltd.	2	754
Hanmi Science Co. ltd	4	268
Hanon Systems	56	563
Hanwha Chemical Corp.	32	586
Hanwha Corp.	12	318
Hanwha Life Insurance Co. Ltd.	85	301
HDC Hyundai Development Co.-Engineering & Construction, Class E	8	344
HLB, Inc. (a)	10	707
Hotel Shilla Co. Ltd.	9	788
Hyundai Department Store Co. Ltd.	4	374
Hyundai Engineering & Construction Co. Ltd.	23	1,095

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Korea — continued
Hyundai Heavy Industries Holdings Co. Ltd.	3		853
Hyundai Marine & Fire Insurance Co. Ltd.	18		610
Kakao Corp.	15		1,367
KCC Corp.	2		487
Korea Aerospace Industries Ltd.	22		678
Korea Gas Corp.	8		326
Korea Investment Holdings Co. Ltd.	12		681
Korean Air Lines Co. Ltd.	14		391
Kumho Petrochemical Co. Ltd.	6		464
LG Innotek Co. Ltd.	4		437
Medy-Tox, Inc.	1		670
Mirae Asset Daewoo Co. Ltd.	116		751
NH Investment & Securities Co. Ltd.	42		503
OCI Co. Ltd.	5		441
Orange Life Insurance Ltd. (e)	10		307
Orion Corp.	7		573
Ottogi Corp.	—	(h)	250
Pan Ocean Co. Ltd. (a)	74		267
Pearl Abyss Corp. (a)	2		267
POSCO Chemical Co. Ltd.	7		378
Posco International Corp.	15		239
S-1 Corp.	5		457
Samsung Card Co. Ltd.	8		255
Samsung Engineering Co. Ltd. (a)	47		667
Samsung Heavy Industries Co. Ltd. (a)	130		945
Samsung Securities Co. Ltd.	18		534
Shinsegae, Inc.	2		657
SillaJen, Inc. (a)	18		1,006
ViroMed Co. Ltd. (a)	4		1,004
Yuhan Corp.	3		568

			33,533

Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	76		3,347
Aena SME SA (e)	4		723
Amadeus IT Group SA	247		19,788
Banco Bilbao Vizcaya Argentaria SA	1,191		6,806
Banco de Sabadell SA	1,312		1,308
Banco Santander SA	3,051		14,169
Bankia SA	208		541
Bankinter SA	38		291
CaixaBank SA	214		670
Enagas SA	30		865
Endesa SA	18		459
Ferrovial SA	29		685
Grifols SA	18		497
Iberdrola SA	1,147		10,073
Industria de Diseno Textil SA	65		1,910

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Spain — continued
Mapfre SA	198		545
Naturgy Energy Group SA	145		4,057
Red Electrica Corp. SA	26		549
Repsol SA	1,281		21,921
Siemens Gamesa Renewable Energy SA (a)	58		920
Telefonica SA	830		6,953

			97,077

Sweden — 2.5%
Alfa Laval AB	115		2,639
Assa Abloy AB, Class B	61		1,320
Atlas Copco AB, Class A	40		1,074
Atlas Copco AB, Class B	23		576
Boliden AB	54		1,527
Electrolux AB, Class B	14		369
Epiroc AB, Class A (a)	39		396
Epiroc AB, Class B (a)	22		212
Essity AB, Class B	36		1,041
Hennes & Mauritz AB, Class B	52		870
Hexagon AB, Class B	61		3,167
Husqvarna AB, Class B	24		193
ICA Gruppen AB	46		1,864
Industrivarden AB, Class C	9		198
Investor AB, Class B	27		1,221
Kinnevik AB, Class B	14		374
L E Lundbergforetagen AB, Class B	4		136
Lundin Petroleum AB	232		7,867
Sandvik AB	67		1,093
Securitas AB, Class B	129		2,087
Skandinaviska Enskilda Banken AB, Class A	580		5,022
Skanska AB, Class B	20		369
SKF AB, Class B	55		912
Svenska Handelsbanken AB, Class A	91		959
Swedbank AB, Class A	313		4,420
Swedish Match AB	183		9,335
Tele2 AB, Class B	30		396
Telefonaktiebolaget LM Ericsson, Class B	1,662		15,314
Telia Co. AB	1,090		4,915
Volvo AB, Class B	223		3,457

			73,323

Switzerland — 14.7%
ABB Ltd. (Registered)	110		2,060
Adecco Group AG (Registered)	33		1,759
Baloise Holding AG (Registered)	3		480
Barry Callebaut AG (Registered)	2		3,360
Chocoladefabriken Lindt & Spruengli AG	1		6,133
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	6,493
Cie Financiere Richemont SA (Registered)	31		2,265

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Clariant AG (Registered) (a)	11		237
Coca-Cola HBC AG (a)	82		2,796
Credit Suisse Group AG (Registered) (a)	435		5,072
Dufry AG (Registered) (a)	2		216
EMS-Chemie Holding AG (Registered)	1		294
Ferguson plc	14		878
Geberit AG (Registered)	2		901
Givaudan SA (Registered) (a)	4		10,809
Glencore plc (a)	2,397		9,932
Julius Baer Group Ltd. (a)	13		538
Kuehne + Nagel International AG (Registered)	3		441
LafargeHolcim Ltd. (Registered) (a)	78		3,869
Lonza Group AG (Registered) (a)	44		13,558
Nestle SA (Registered)	1,769		168,684
Novartis AG (Registered)	886		85,172
Pargesa Holding SA	2		172
Partners Group Holding AG	6		4,200
Roche Holding AG	224		61,846
Schindler Holding AG	2		503
Schindler Holding AG (Registered)	1		271
SGS SA (Registered)	—	(h)	792
Sika AG (Registered)	48		6,754
Sonova Holding AG (Registered)	3		654
STMicroelectronics NV	211		3,123
Straumann Holding AG (Registered)	1		501
Swatch Group AG (The)	2		525
Swatch Group AG (The) (Registered)	3		175
Swiss Life Holding AG (Registered) (a)	18		8,143
Swiss Prime Site AG (Registered) (a)	5		396
Swiss Re AG	107		10,504
Swisscom AG (Registered)	2		753
Temenos AG (Registered) (a)	26		3,799
UBS Group AG (Registered) (a)	232		2,817
Vifor Pharma AG	14		1,893
Zurich Insurance Group AG	9		2,978

			436,746

Taiwan — 1.0%
Acer, Inc. (a)	873		561
Airtac International Group	34		442
Asia Cement Corp.	652		849
AU Optronics Corp.	2,546		939
Chailease Holding Co. Ltd.	343		1,405
Chicony Electronics Co. Ltd.	172		401
China Airlines Ltd.	750		240
China Life Insurance Co. Ltd.	772		656
Compal Electronics, Inc.	1,240		772
Eclat Textile Co. Ltd.	53		715

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Eva Airways Corp.	649	318
Evergreen Marine Corp. Taiwan Ltd.	670	260
Feng TAY Enterprise Co. Ltd.	100	709
Formosa Taffeta Co. Ltd.	256	306
Foxconn Technology Co. Ltd.	271	542
Giant Manufacturing Co. Ltd.	95	679
Highwealth Construction Corp.	227	375
Hiwin Technologies Corp.	68	576
Innolux Corp.	2,628	854
Inventec Corp.	749	571
Lite-On Technology Corp., ADR	631	920
Micro-Star International Co. Ltd.	202	569
Nien Made Enterprise Co. Ltd.	48	424
Novatek Microelectronics Corp.	173	1,114
Phison Electronics Corp.	44	432
Pou Chen Corp.	650	793
Powertech Technology, Inc.	212	502
Realtek Semiconductor Corp.	134	794
Ruentex Development Co. Ltd.	157	238
Ruentex Industries Ltd.	113	297
Shin Kong Financial Holding Co. Ltd.	3,055	901
SinoPac Financial Holdings Co. Ltd.	3,177	1,177
Standard Foods Corp.	110	185
Synnex Technology International Corp.	426	512
TaiMed Biologics, Inc. (a)	51	279
Taishin Financial Holding Co. Ltd.	2,960	1,350
Taiwan Business Bank	1,160	452
Taiwan Cement Corp.	1,362	1,827
Taiwan High Speed Rail Corp.	585	684
Tatung Co. Ltd. (a)	562	444
Vanguard International Semiconductor Corp.	267	577
Walsin Technology Corp.	95	619
Win Semiconductors Corp.	101	716
Winbond Electronics Corp.	882	424
Wistron Corp.	841	648
WPG Holdings Ltd.	448	585
Zhen Ding Technology Holding Ltd.	132	411

		30,044

Thailand — 0.2%
Bangkok Expressway & Metro PCL, NVDR	2,407	767
Banpu PCL, NVDR	679	347
BTS Group Holdings PCL, NVDR	1,630	565
Bumrungrad Hospital PCL, NVDR	110	623
Electricity Generating PCL, NVDR	41	376
Energy Absolute PCL, NVDR	395	599
Gulf Energy Development PCL, NVDR	135	405
IRPC PCL, NVDR	3,139	568

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Thailand — continued
Land & Houses PCL, NVDR	968	327
Muangthai Capital PCL, NVDR	205	286
Robinson PCL, NVDR	171	317
Thai Union Group PCL, NVDR	577	351
TMB Bank PCL, NVDR	3,619	233

		5,764

United Arab Emirates — 0.0% (g)
NMC Health plc	36	1,058

United Kingdom — 22.3%
3i Group plc	163	2,089
Admiral Group plc	12	344
Anglo American plc	545	14,567
Ashtead Group plc	123	2,971
Associated British Foods plc	143	4,537
AstraZeneca plc	592	47,287
Auto Trader Group plc (e)	427	2,903
Aviva plc	232	1,248
Babcock International Group plc	113	729
BAE Systems plc	190	1,194
Barclays plc	4,845	9,759
Barratt Developments plc	219	1,711
Berkeley Group Holdings plc	21	1,033
BP plc	21,932	159,259
British American Tobacco plc	1,385	57,795
British Land Co. plc (The)	252	1,933
BT Group plc	1,505	4,371
Bunzl plc	118	3,890
Burberry Group plc	24	624
Centrica plc	338	504
CNH Industrial NV	60	615
Coca-Cola European Partners plc	183	9,449
Compass Group plc	94	2,219
ConvaTec Group plc (e)	182	336
Croda International plc	56	3,701
Diageo plc	1,686	68,998
Direct Line Insurance Group plc	82	377
easyJet plc	55	799
Experian plc	392	10,601
Fiat Chrysler Automobiles NV (a)	379	5,664
G4S plc	88	210
GlaxoSmithKline plc	1,847	38,364
Hammerson plc	168	737
Hargreaves Lansdown plc	110	2,660
HSBC Holdings plc	1,197	9,728
Imperial Brands plc	731	24,994
Informa plc	74	722

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
InterContinental Hotels Group plc	10	616
Intertek Group plc	10	608
ITV plc	216	358
J Sainsbury plc	2,159	6,626
John Wood Group plc	763	5,042
Johnson Matthey plc	12	472
Kingfisher plc	429	1,315
Land Securities Group plc	234	2,790
Legal & General Group plc	354	1,272
Lloyds Banking Group plc	11,367	9,209
London Stock Exchange Group plc	110	6,792
Marks & Spencer Group plc	268	972
Meggitt plc	487	3,194
Melrose Industries plc	748	1,787
Merlin Entertainments plc (e)	41	181
Micro Focus International plc	188	4,885
Mondi plc	22	484
National Grid plc	205	2,276
Next plc	41	3,004
Pearson plc	402	4,382
Persimmon plc	52	1,479
Prudential plc	156	3,123
Reckitt Benckiser Group plc	40	3,358
RELX plc	119	2,540
Rio Tinto plc	478	27,784
Rolls-Royce Holdings plc (a)	101	1,187
Royal Bank of Scotland Group plc	985	3,173
Royal Mail plc	413	1,284
RSA Insurance Group plc	61	404
Sage Group plc (The)	65	590
Schroders plc	8	287
Segro plc	324	2,843
Severn Trent plc	14	364
Smith & Nephew plc	52	1,033
Smiths Group plc	24	441
SSE plc	78	1,211
St James’s Place plc	31	422
Standard Chartered plc	635	4,895
Standard Life Aberdeen plc	149	512
Taylor Wimpey plc	616	1,409
Tesco plc	4,583	13,870
Unilever NV, CVA	92	5,382
Unilever plc	67	3,842
United Utilities Group plc	41	431
Vodafone Group plc	6,084	11,087
Weir Group plc (The)	15	297
Whitbread plc	72	4,741

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Wm Morrison Supermarkets plc	2,056	6,100
WPP plc	203	2,144

		661,420

United States — 0.0% (g)
Carnival plc	10	499
Nexteer Automotive Group Ltd.	260	322

		821

Total Common Stocks (Cost $2,825,820)		2,925,615

Preferred Stocks — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	13	858
FUCHS PETROLUB SE	4	163
Henkel AG & Co. KGaA	11	1,083
Porsche Automobil Holding SE	57	3,605
Sartorius AG	18	3,035
Volkswagen AG	54	8,534

Total Preferred Stocks (Cost $16,852)		17,278

	NUMBER OF RIGHTS
Right — 0.0% (g)
India — 0.0% (g)
Vodafone Idea Ltd., expiring 12/31/2049 (a) (Cost $90)	1,166	307

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 2.6%
Time Deposits — 2.6%
Barclays SA, 1.78%, 04/01/2019	33,093	33,093
BNP Paribas SA,
(0.57%), 04/01/2019	EUR 717	804
1.78%, 04/01/2019	4,423	4,423
Brown Brothers Harriman,
(1.44%), 04/01/2019	CHF 12,752	12,807
(0.85%), 04/01/2019	DKK 861	129
(0.39%), 04/01/2019	SEK 4,256	458
0.40%, 04/01/2019	NOK 6,606	766
0.90%, 04/01/2019	SGD 262	193
1.42%, 04/01/2019	HKD 6,779	864
1.78%, 04/01/2019	13	13

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Citibank NA,
(0.57%), 04/01/2019	EUR 8,898	9,981
0.37%, 04/01/2019	GBP 10,944	14,254

Total Short-Term Investments (Cost $77,785)		77,785

Total Investments — 101.7% (Cost $2,920,547)*		3,020,985
Liabilities in Excess of Other Assets — (1.7)%		(49,304)

NET ASSETS — 100.0%		$2,971,681

Percentages indicated are based on net assets

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	362	06/2019	EUR	13,212	74
FTSE 100 Index	117	06/2019	GBP	10,858	132
SGX ICIS MEG CFR China Swaps Index	15	06/2019	USD	788	5

Total unrealized appreciation (depreciation)					211

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Six Circles International Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil & Gas	22.1%
Pharmaceuticals	11.3%
Food	10.6%
Beverages	5.4%
Banks	4.7%
Agriculture	3.1%
Telecommunications	2.9%
Mining	2.6%
Insurance	2.6%
Aerospace/Defense	2.5%
Electric	1.9%
Auto Manufacturers	1.9%
Apparel	1.9%
Healthcare - Products	1.7%
Chemicals	1.6%
Software	1.6%
Commercial Services	1.6%
Diversified Financial Services	1.4%
Real Estate	1.4%
Semiconductors	1.3%
Others (Each less than 1.0%)	13.3%
Short-Term Investments	2.6%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$129,183	$1,500	$130,683
Certificates of Deposit	—	7,009	—	7,009
Collateralized Mortgage Obligations	—	9,602	—	9,602
Commercial Mortgage-Backed Securities	—	41,445	—	41,445
Corporate Bonds
Basic Materials	—	8,138	—	8,138
Communications	—	39,053	—	39,053
Consumer Cyclical	—	61,107	—	61,107
Consumer Non-cyclical	—	88,688	—	88,688
Diversified	—	1,682	—	1,682
Energy	—	26,231	—	26,231
Financial	—	171,323	—	171,323
Industrial	—	36,952	—	36,952
Technology	—	26,895	—	26,895
Utilities	—	13,396	—	13,396

Total Corporate Bonds	—	473,465	—	473,465

Foreign Government Securities	—	12,655	—	12,655
Mortgage-Backed Securities	—	51,007	—	51,007
U.S. Government Agency Securities	—	38,489	—	38,489
U.S. Treasury Obligations	—	83,841	—	83,841
Short-Term Investments
Certificates of Deposit	—	39,118	—	39,118
Commercial Papers	—	63,859	—	63,859
Corporate Note	—	1,300	—	1,300
Repurchase Agreements	—	162,100	—	162,100
Time Deposits	—	19,467	—	19,467
U.S. Treasury Obligation	—	39,942	—	39,942

Total Short-Term Investments	—	325,786	—	325,786

Total Investments in Securities	$—	$1,172,482	$1,500	$1,173,982

Appreciation in Other Financial Instruments
Futures Contracts	$709	$—	$—	$709
Centrally Cleared Interest Rate Swaps	—	499	—	499
Forward Foreign Currency Exchange Contracts	—	3	—	3

Total Appreciation in Other Financial Instruments	$709	$502	$—	$1,211

Depreciation in Other Financial Instruments
Futures Contracts	$(893)	$—	$—	$(893)
Centrally Cleared Interest Rate Swaps	—	(1,246)	—	(1,246)
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(893)	$(1,247)	$—	$(2,140)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$44,409	$1,500	$45,909
Collateralized Mortgage Obligations	—	9,602	—	9,602
Commercial Mortgage-Backed Securities	—	10,039	—	10,039
Corporate Bonds
Basic Materials	—	412	—	412
Communications	—	20,810	—	20,810
Consumer Cyclical	—	28,615	—	28,615
Consumer Non-cyclical	—	40,134	—	40,134
Diversified	—	1,682	—	1,682
Energy	—	15,141	—	15,141
Financial	—	66,307	—	66,307
Government	—	4,000	—	4,000
Industrial	—	5,261	—	5,261
Technology	—	9,439	—	9,439
Utilities	—	9,741	—	9,741

Total Corporate Bonds	—	201,542	—	201,542

Foreign Government Securities	—	17,424	—	17,424
Mortgage-Backed Securities	—	54,093	—	54,093
Municipal Bonds	—	731,861	—	731,861
U.S. Government Agency Securities	—	41,295	—	41,295
U.S. Treasury Obligation	—	28,297	—	28,297
Short-Term Investments
Commercial Papers	—	37,343	—	37,343
Municipal Bonds	—	42,270	—	42,270
Repurchase Agreement	—	10,700	—	10,700
Time Deposits	—	3,954	—	3,954

Total Short-Term Investments	—	94,267	—	94,267

Total Investments in Securities	$—	$1,232,829	$1,500	$1,234,329

Appreciation in Other Financial Instruments
Futures Contracts	$751	$—	$—	$751
Centrally Cleared Interest Rate Swaps	—	504	—	504
Forward Foreign Currency Exchange Contracts	—	2	—	2

Total Appreciation in Other Financial Instruments	$751	$506	$—	$1,257

Depreciation in Other Financial Instruments
Futures Contracts	$(904)	$—	$—	$(904)
Centrally Cleared Interest Rate Swaps	—	(1,287)	—	(1,287)
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(904)	$(1,288)	$—	$(2,192)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$50,887	$—	$—	$50,887
Communications	998,354	—	—	998,354
Consumer Cyclical	254,693	—	—	254,693
Consumer Non-cyclical	2,100,358	—	—	2,100,358
Energy	723,079	—	—	723,079
Financials	466,427	—	—	466,427
Industrials	356,969	—	—	356,969
Technology	1,066,086	—	—	1,066,086
Utilities	117,969	—	—	117,969

Total Common Stocks	6,134,822	—	—	6,134,822

Short-Term Investments
Time Deposits	—	88,763	—	88,763

Total Investments in Securities	$6,134,822	$88,763	$—	$6,223,585

Appreciation in Other Financial Instruments
Futures Contracts	$29	$—	$—	$29

Depreciation in Other Financial Instruments
Futures Contracts	$(1)	$—	$—	$(1)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,411	$—	$22,411
Austria	—	11,256	—	11,256
Belgium	—	44,042	—	44,042
Chile	—	290	—	290
China	4,684	18,596	—	23,280
Denmark	5,752	43,885	—	49,637
Finland	1,713	50,735	—	52,448
France	11,678	495,732	—	507,410
Germany	6,068	178,965	—	185,033
Hong Kong	5,434	37,596	—	43,030
India	—	18,205	—	18,205
Indonesia	561	4,710	—	5,271
Ireland	17,119	5,664	—	22,783
Isle of Man	—	258	—	258
Italy	—	105,397	—	105,397
Luxembourg	3,421	16,968	—	20,389
Macau	—	1,681	—	1,681
Malaysia	—	6,466	—	6,466
Mexico	—	142	—	142
Netherlands	8,284	376,295	—	384,579
Norway	1,922	51,250	—	53,172
Pakistan	323	—	—	323
Philippines	1,843	1,593	—	3,436
Portugal	—	8,173	—	8,173
Singapore	—	16,494	—	16,494
South Africa	—	223	—	223
South Korea	3,316	30,217	—	33,533
Spain	—	97,077	—	97,077
Sweden	—	73,323	—	73,323
Switzerland	6,493	430,253	—	436,746
Taiwan	—	30,044	—	30,044
Thailand	—	5,764	—	5,764
United Arab Emirates	—	1,058	—	1,058
United Kingdom	9,449	651,971	—	661,420
United States	—	821	—	821

Total Common Stocks	88,060	2,837,555	—	2,925,615

Preferred Stocks
Germany	—	17,278	—	17,278

Right
India	—	307	—	307

Short-Term Investments
Time Deposits	—	77,785	—	77,785

Total Investments in Securities	$88,060	$2,932,925	$—	$3,020,985

Appreciation in Other Financial Instruments
Futures Contracts	$211	$—	$—	$211

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used interest rate futures and index futures to manage interest rate risks associated with portfolio investments and/or to gain or reduce exposure to fluctuations of a particular sector, country or region as well as to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Portfolio Investments (“SOI”).

The use of futures contracts may expose the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(2) Forward Foreign Currency Exchange Contracts — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOIs.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOIs.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

Interest Rate Swaps

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.